UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

September 30, 2016

ANIF-QTLY-1116
1.808768.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.1%
Magna International, Inc. Class A (sub. vtg.)	853,000	$36,618
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	250,000	1,663
Fuji Heavy Industries Ltd.	134,400	5,043
General Motors Co.	1,049,900	33,355
Maruti Suzuki India Ltd.	3,753	309
Tesla Motors, Inc. (a)	983,224	200,607
		240,977
Distributors - 0.0%
LKQ Corp. (a)	86,200	3,057
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	301,139	20,143
New Oriental Education & Technology Group, Inc. sponsored ADR	35,400	1,641
Weight Watchers International, Inc. (a)	289,400	2,987
		24,771
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	4,787,400	182,065
Chipotle Mexican Grill, Inc. (a)	37,000	15,670
Compass Group PLC	248,300	4,809
Domino's Pizza, Inc.	470,818	71,494
Dunkin' Brands Group, Inc.	552,300	28,764
Marriott International, Inc. Class A	376,900	25,377
Sodexo SA	27,400	3,263
Starbucks Corp.	6,274,498	339,701
Texas Roadhouse, Inc. Class A	64,700	2,525
Vail Resorts, Inc.	36,827	5,777
Whitbread PLC	967,787	49,122
		728,567
Household Durables - 0.7%
D.R. Horton, Inc.	3,502,024	105,761
Mohawk Industries, Inc. (a)	241,324	48,347
Tempur Sealy International, Inc. (a)(b)	214,300	12,159
		166,267
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	1,030,240	862,630
ASOS PLC (a)	25,700	1,615
Etsy, Inc. (a)	764,751	10,921
Netflix, Inc. (a)	1,642,300	161,849
Priceline Group, Inc. (a)	180,317	265,335
Takeaway.com Holding BV (c)	121,100	3,332
TripAdvisor, Inc. (a)	167,900	10,608
		1,316,290
Leisure Products - 0.1%
Hasbro, Inc.	120,244	9,539
Mattel, Inc.	262,562	7,950
		17,489
Media - 1.0%
Charter Communications, Inc. Class A (a)	319,747	86,322
DISH Network Corp. Class A (a)	56,700	3,106
Interpublic Group of Companies, Inc.	648,400	14,492
Liberty Broadband Corp.:
Class A (a)	141,105	9,900
Class C (a)	600	43
Liberty Global PLC:
Class A (a)	1,280,805	43,778
LiLAC Class A (a)	279,642	7,715
Liberty Media Corp. Liberty SiriusXM Class A (a)	536,080	18,216
Megacable Holdings S.A.B. de CV unit	43,798	168
Naspers Ltd. Class N	88,200	15,265
Omnicom Group, Inc.	90,500	7,693
Sirius XM Holdings, Inc. (a)	2,828,300	11,794
The Walt Disney Co.	528,428	49,070
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	2,267	121
		267,683
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	371,600	29,330
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,205,819	31,605
Target Corp.	693,100	47,602
		108,537
Specialty Retail - 2.8%
AutoZone, Inc. (a)	128,934	99,065
Home Depot, Inc.	882,100	113,509
Inditex SA	39,810	1,476
Nitori Holdings Co. Ltd.	50,600	6,066
O'Reilly Automotive, Inc. (a)	348,916	97,735
Ross Stores, Inc.	184,200	11,844
The Children's Place Retail Stores, Inc.	131,700	10,519
Tiffany & Co., Inc. (b)	788,100	57,240
TJX Companies, Inc.	3,991,174	298,460
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	85,700	20,395
		716,309
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	172,300	29,967
Brunello Cucinelli SpA	1,809,352	35,163
China Hongxing Sports Ltd. (a)	6,000,000	253
Coach, Inc.	892,900	32,644
Hermes International SCA	77,200	31,415
NIKE, Inc. Class B	3,562,978	187,591
Pandora A/S	10,100	1,221
Under Armour, Inc. Class C (non-vtg.)	203,084	6,876
		325,130

TOTAL CONSUMER DISCRETIONARY		3,951,695

CONSUMER STAPLES - 5.5%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	64,500	10,014
Constellation Brands, Inc. Class A (sub. vtg.)	785,875	130,840
Kweichow Moutai Co. Ltd.	49,400	2,209
Molson Coors Brewing Co. Class B	208,500	22,893
Monster Beverage Corp. (a)	29,400	4,316
PepsiCo, Inc.	215,100	23,396
The Coca-Cola Co.	307,000	12,992
		206,660
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	324,400	15,721
Costco Wholesale Corp.	846,225	129,058
CVS Health Corp.	949,677	84,512
Kroger Co.	1,854,500	55,042
Sysco Corp.	442,400	21,682
Tesco PLC (a)	22,677,900	53,712
		359,727
Food Products - 1.2%
Amplify Snack Brands, Inc. (a)(b)	2,328,000	37,714
Associated British Foods PLC	2,265,692	76,354
Greencore Group PLC	3,916,500	17,031
Mead Johnson Nutrition Co. Class A	842,500	66,566
Mondelez International, Inc.	933,243	40,969
The Kraft Heinz Co.	397,100	35,544
TreeHouse Foods, Inc. (a)	291,200	25,390
		299,568
Household Products - 1.0%
Colgate-Palmolive Co.	3,084,149	228,659
Spectrum Brands Holdings, Inc.	87,500	12,048
		240,707
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	2,734,400	242,158
Hypermarcas SA	181,300	1,554
L'Oreal SA	223,101	42,129
		285,841

TOTAL CONSUMER STAPLES		1,392,503

ENERGY - 8.1%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc. (b)	455,700	30,669
Oceaneering International, Inc.	1,798,799	49,485
Schlumberger Ltd.	662,103	52,068
		132,222
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	2,548,446	161,470
Antero Resources Corp. (a)	2,557,556	68,926
Apache Corp.	74,400	4,752
Birchcliff Energy Ltd. (a)	2,444,900	17,107
Birchcliff Energy Ltd. (a)(c)	585,400	4,096
Cabot Oil & Gas Corp.	3,902,480	100,684
Canadian Natural Resources Ltd.	1,082,100	34,592
Chevron Corp.	1,831,500	188,498
Cimarex Energy Co.	105,800	14,216
Concho Resources, Inc. (a)	118,900	16,331
Concho Resources, Inc. (a)	25,680	3,527
ConocoPhillips Co.	4,027,300	175,067
Continental Resources, Inc. (a)	640,300	33,270
Diamondback Energy, Inc. (a)	1,240,282	119,737
Energy Transfer Equity LP	4,700,500	78,921
EOG Resources, Inc.	2,309,560	223,358
Golar LNG Ltd. (b)	1,193,600	25,304
Noble Energy, Inc.	1,454,861	51,997
PDC Energy, Inc. (a)	138,800	9,308
Peyto Exploration & Development Corp. (b)	52,900	1,485
Pioneer Natural Resources Co.	718,300	133,352
PrairieSky Royalty Ltd.	195,674	3,990
Southwestern Energy Co. (a)	1,797,800	24,882
Suncor Energy, Inc.	807,000	22,402
The Williams Companies, Inc.	7,912,800	243,160
Whiting Petroleum Corp. (a)(b)	2,000,000	17,480
Williams Partners LP	4,115,300	153,048
		1,930,960

TOTAL ENERGY		2,063,182

FINANCIALS - 10.8%
Banks - 4.3%
Bank of America Corp.	11,723,827	183,478
Bank of Ireland (a)	192,079,228	39,918
Citigroup, Inc.	3,789,200	178,964
First Republic Bank	650,200	50,137
Grupo Financiero Galicia SA sponsored ADR	7,713	240
HDFC Bank Ltd. sponsored ADR	2,004,472	144,101
JPMorgan Chase & Co.	1,093,900	72,843
Kotak Mahindra Bank Ltd.	643,944	7,532
Metro Bank PLC	570,725	20,424
PNC Financial Services Group, Inc.	925,989	83,422
PT Bank Central Asia Tbk	1,318,800	1,591
U.S. Bancorp	2,855,014	122,452
Wells Fargo & Co.	4,158,100	184,121
		1,089,223
Capital Markets - 1.4%
BlackRock, Inc. Class A	308,146	111,691
IntercontinentalExchange, Inc.	32,900	8,862
KKR & Co. LP	2,607,228	37,179
MarketAxess Holdings, Inc.	24,600	4,074
Morgan Stanley	2,804,577	89,915
MSCI, Inc. Class A	239,700	20,120
Oaktree Capital Group LLC Class A	1,040,776	44,129
S&P Global, Inc.	297,490	37,650
Silver Run Acquisition Corp. (a)(b)	261,512	4,119
		357,739
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class A (a)	2,240	484,333
WME Entertainment Parent, LLC Class A unit (d)(e)	12,568,770	25,816
		510,149
Insurance - 3.1%
Admiral Group PLC	411,269	10,923
AFLAC, Inc.	24,400	1,754
AIA Group Ltd.	17,443,000	117,300
American International Group, Inc.	2,592,100	153,815
Chubb Ltd.	2,426,988	304,951
Direct Line Insurance Group PLC	541,700	2,561
Fairfax Financial Holdings Ltd. (sub. vtg.)	66,800	39,141
FNF Group	2,855,300	105,389
Marsh & McLennan Companies, Inc.	149,600	10,061
The Travelers Companies, Inc.	256,145	29,341
		775,236

TOTAL FINANCIALS		2,732,347

HEALTH CARE - 11.9%
Biotechnology - 1.9%
Agios Pharmaceuticals, Inc. (a)(b)	878,462	46,400
Amgen, Inc.	1,333,999	222,524
Celgene Corp. (a)	104,100	10,882
Five Prime Therapeutics, Inc. (a)	37,900	1,989
Genmab A/S (a)	105,900	18,055
Gilead Sciences, Inc.	994,428	78,679
Intrexon Corp. (a)(b)	794,681	22,267
Light Sciences Oncology, Inc. (a)	2,708,254	0
NantKwest, Inc. (a)(b)	151,002	1,175
Neurocrine Biosciences, Inc. (a)	123,060	6,232
Opko Health, Inc. (a)(b)	698,374	7,396
OvaScience, Inc. (a)	153,700	1,100
Regeneron Pharmaceuticals, Inc. (a)	112,600	45,267
TESARO, Inc. (a)	105,900	10,615
		472,581
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	130,100	6,193
Becton, Dickinson & Co.	357,896	64,325
Boston Scientific Corp. (a)	8,084,124	192,402
C.R. Bard, Inc.	157,438	35,310
Danaher Corp.	810,368	63,525
Dentsply Sirona, Inc.	371,683	22,089
DexCom, Inc. (a)	1,018,463	89,278
Edwards Lifesciences Corp. (a)	1,276,956	153,950
I-Pulse, Inc. (a)	58,562	440
Intuitive Surgical, Inc. (a)	86,900	62,988
Medtronic PLC	697,200	60,238
Nevro Corp. (a)	198,000	20,669
Penumbra, Inc. (a)	39,000	2,964
ResMed, Inc.	32,000	2,073
Stryker Corp.	143,400	16,693
Teleflex, Inc.	127,300	21,393
The Cooper Companies, Inc.	592,851	106,274
Zimmer Biomet Holdings, Inc.	58,000	7,541
		928,345
Health Care Providers & Services - 2.4%
Aetna, Inc.	192,348	22,207
Henry Schein, Inc. (a)	1,189,881	193,927
Surgical Care Affiliates, Inc. (a)	30,000	1,463
UnitedHealth Group, Inc.	2,704,000	378,560
Universal Health Services, Inc. Class B	223,700	27,564
		623,721
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,325,100	5,512
Cerner Corp. (a)	704,230	43,486
Medidata Solutions, Inc. (a)	53,697	2,994
NantHealth, Inc.	1,784	23
		52,015
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	307,019	14,458
Eurofins Scientific SA	468,184	212,662
Illumina, Inc. (a)	272,451	49,493
Mettler-Toledo International, Inc. (a)	440,009	184,729
PRA Health Sciences, Inc. (a)	26,900	1,520
Thermo Fisher Scientific, Inc.	827,169	131,570
Waters Corp. (a)	466,091	73,871
		668,303
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	132,800	4,364
Bristol-Myers Squibb Co.	2,928,400	157,899
Dermira, Inc. (a)	100,300	3,392
H Lundbeck A/S (a)	40,200	1,317
Jiangsu Hengrui Medicine Co. Ltd.	247,440	1,635
Johnson & Johnson	838,356	99,035
Teva Pharmaceutical Industries Ltd. sponsored ADR	605,800	27,873
		295,515

TOTAL HEALTH CARE		3,040,480

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
General Dynamics Corp.	841,000	130,490
Northrop Grumman Corp.	531,300	113,672
Raytheon Co.	147,600	20,093
Rolls-Royce Group PLC	151,600	1,414
Saab AB (B Shares)	45,900	1,634
Space Exploration Technologies Corp. Class A (a)(e)	121,180	11,684
Teledyne Technologies, Inc. (a)	393,900	42,514
TransDigm Group, Inc. (a)	295,312	85,381
		406,882
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	956,400	67,388
Expeditors International of Washington, Inc.	710,861	36,624
FedEx Corp.	515,110	89,979
		193,991
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	1,907,359	143,109
Southwest Airlines Co.	2,078,500	80,833
		223,942
Building Products - 1.1%
A.O. Smith Corp.	98,445	9,725
ASSA ABLOY AB (B Shares)	149,200	3,031
Fortune Brands Home & Security, Inc.	1,622,524	94,269
Masco Corp.	1,632,300	56,004
Toto Ltd.	2,853,000	107,864
		270,893
Commercial Services & Supplies - 0.3%
Cintas Corp.	92,126	10,373
KAR Auction Services, Inc.	782,861	33,788
Stericycle, Inc. (a)	439,500	35,222
		79,383
Electrical Equipment - 0.4%
Acuity Brands, Inc.	275,717	72,955
Fortive Corp.	590,534	30,058
Vestas Wind Systems A/S	81,200	6,683
		109,696
Industrial Conglomerates - 0.1%
3M Co.	69,300	12,213
General Electric Co.	605,974	17,949
Honeywell International, Inc.	70,053	8,167
		38,329
Machinery - 0.5%
Illinois Tool Works, Inc.	298,400	35,760
Ingersoll-Rand PLC	71,000	4,824
PACCAR, Inc.	275,300	16,182
Pentair PLC	439,700	28,246
Rational AG	55,300	27,706
Xylem, Inc.	126,570	6,639
		119,357
Professional Services - 0.7%
Equifax, Inc.	910,048	122,474
IHS Markit Ltd. (a)	253,334	9,513
TransUnion Holding Co., Inc. (a)	590,962	20,388
Verisk Analytics, Inc.(a)	312,419	25,393
		177,768
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	5,000	763
Genesee & Wyoming, Inc. Class A (a)	793,300	54,698
		55,461
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (c)	320,800	9,168
Class A	1,361,641	38,916
HD Supply Holdings, Inc. (a)	1,247,709	39,902
United Rentals, Inc. (a)	753,800	59,166
		147,152

TOTAL INDUSTRIALS		1,822,854

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	170,765	14,529
Cisco Systems, Inc.	6,846,500	217,171
		231,700
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	5,540,729	359,704
CDW Corp.	1,500,828	68,633
Flextronics International Ltd. (a)	112,200	1,528
IPG Photonics Corp. (a)	787,157	64,822
		494,687
Internet Software & Services - 12.2%
Akamai Technologies, Inc. (a)	1,537,400	81,467
Alibaba Group Holding Ltd. sponsored ADR (a)	163,400	17,286
Alphabet, Inc.:
Class A	1,183,454	951,568
Class C (a)	550,298	427,741
Apptio, Inc.	38,500	835
Cornerstone OnDemand, Inc. (a)	75,100	3,451
CoStar Group, Inc. (a)	6,900	1,494
Dropbox, Inc. (a)(e)	1,289,836	15,981
eBay, Inc. (a)	624,200	20,536
Endurance International Group Holdings, Inc. (a)	3,512,300	30,733
Facebook, Inc. Class A (a)	9,872,559	1,266,359
GoDaddy, Inc. (a)	1,691,700	58,414
LogMeIn, Inc. (a)	207,519	18,758
MercadoLibre, Inc.	33,900	6,270
NetEase, Inc. sponsored ADR	17,600	4,238
Nutanix, Inc.:
Class A (a)	99,400	3,678
Class B	783,938	26,105
Rightmove PLC	791,322	43,304
Shopify, Inc. Class A (a)	77,800	3,339
SurveyMonkey (a)(e)	2,069,881	21,734
Tencent Holdings Ltd.	1,226,500	34,099
The Trade Desk, Inc.	82,300	2,404
Twilio, Inc.:
Class A (b)	110,600	7,118
Class B	751,240	45,932
WebMD Health Corp. (a)(b)	40,929	2,034
		3,094,878
IT Services - 5.4%
Accenture PLC Class A	366,940	44,829
ASAC II LP (a)(e)	9,408,021	1,581
Computer Sciences Corp.	61,600	3,216
Fidelity National Information Services, Inc.	416,230	32,062
First Data Corp. Class A (a)	9,819,903	129,230
Fiserv, Inc. (a)	1,359,857	135,265
FleetCor Technologies, Inc. (a)	354,600	61,605
Global Payments, Inc.	307,180	23,579
MasterCard, Inc. Class A	1,039,448	105,785
PayPal Holdings, Inc. (a)	5,074,621	207,907
Total System Services, Inc.	941,260	44,380
Vantiv, Inc. (a)	161,100	9,065
Visa, Inc. Class A	6,867,096	567,909
		1,366,413
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (b)	30,800	3,181
Applied Materials, Inc.	1,227,800	37,018
Broadcom Ltd.	1,225,054	211,346
Inphi Corp. (a)	36,700	1,597
KLA-Tencor Corp.	20,000	1,394
Lam Research Corp.	666,000	63,077
Linear Technology Corp.	548,600	32,526
NVIDIA Corp.	355,800	24,379
Qualcomm, Inc.	3,676,600	251,847
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	901,400	27,574
Texas Instruments, Inc.	289,100	20,289
Xilinx, Inc.	571,500	31,055
		705,283
Software - 7.4%
Activision Blizzard, Inc.	8,038,636	356,112
Adobe Systems, Inc. (a)	2,516,370	273,127
ANSYS, Inc. (a)	460,100	42,610
Atlassian Corp. PLC	124,600	3,734
Autodesk, Inc. (a)	106,900	7,732
CDK Global, Inc.	120,394	6,906
Citrix Systems, Inc. (a)	288,000	24,543
Electronic Arts, Inc. (a)	1,697,582	144,974
Fair Isaac Corp.	11,300	1,408
Gigamon, Inc. (a)	33,600	1,841
Intuit, Inc.	371,900	40,913
LINE Corp. ADR	30,147	1,459
Microsoft Corp.	6,635,300	382,193
Mobileye NV (a)(b)	1,164,400	49,569
Paycom Software, Inc. (a)	59,900	3,003
Pegasystems, Inc.	35,312	1,041
RealPage, Inc. (a)	414,300	10,648
Red Hat, Inc. (a)	18,800	1,520
Salesforce.com, Inc. (a)	4,803,012	342,599
Symantec Corp.	577,800	14,503
Trion World Network, Inc. (a)(e)	702,569	84
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	18,998	0
warrants 10/3/18 (a)(e)	27,981	0
Tyler Technologies, Inc. (a)	11,700	2,003
Ultimate Software Group, Inc. (a)	494,103	100,990
Workday, Inc. Class A (a)	832,500	76,332
		1,889,844
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	2,568,369	290,354
Hewlett Packard Enterprise Co.	323,900	7,369
Samsung Electronics Co. Ltd.	10,934	15,936
		313,659

TOTAL INFORMATION TECHNOLOGY		8,096,464

MATERIALS - 3.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	347,900	52,303
Albemarle Corp. U.S.	587,200	50,200
E.I. du Pont de Nemours & Co.	294,800	19,743
Frutarom Industries Ltd.	30,700	1,617
Ingevity Corp. (a)	205,019	9,451
LyondellBasell Industries NV Class A	469,900	37,902
Potash Corp. of Saskatchewan, Inc.	1,809,300	29,444
PPG Industries, Inc.	1,940,264	200,546
Sherwin-Williams Co.	434,100	120,098
The Dow Chemical Co.	304,500	15,782
Westlake Chemical Corp.	34,100	1,824
		538,910
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	280,834	50,300
Vulcan Materials Co.	99,300	11,293
		61,593
Containers & Packaging - 0.1%
Ball Corp.	257,500	21,102
WestRock Co.	240,618	11,665
		32,767
Metals & Mining - 1.4%
B2Gold Corp. (a)	32,761,132	85,901
Detour Gold Corp. (a)	423,800	9,219
Fortescue Metals Group Ltd.	800,520	3,064
Franco-Nevada Corp.	1,718,261	120,047
GoviEx Uranium, Inc. (a)	851,865	91
GoviEx Uranium, Inc. (a)(c)	23,200	2
GoviEx Uranium, Inc. Class A (a)(c)	2,625,135	280
Ivanhoe Mines Ltd. (a)	4,380,900	7,613
Kirkland Lake Gold, Inc. (a)	698,600	5,298
Newcrest Mining Ltd. (a)	4,190,020	70,728
Novagold Resources, Inc. (a)	3,660,472	20,451
Premier Gold Mines Ltd. (a)	312,800	963
Randgold Resources Ltd. sponsored ADR	193,957	19,409
Torex Gold Resources, Inc. (a)	103,850	2,246
		345,312

TOTAL MATERIALS		978,582

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,285,275	145,660
Equity Residential (SBI)	24,000	1,544
VEREIT, Inc.	397,700	4,124
		151,328
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.	2,627,600	67,950

TOTAL REAL ESTATE		219,278

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,001,900	46,809
UTILITIES - 1.3%
Electric Utilities - 1.3%
Alliant Energy Corp.	1,739,000	66,621
DONG Energy A/S	261,000	10,829
Duke Energy Corp.	724,800	58,013
Exelon Corp.	2,811,200	93,585
IDACORP, Inc.	400,000	31,312
Xcel Energy, Inc.	1,942,200	79,902
		340,262
TOTAL COMMON STOCKS
(Cost $17,137,477)		24,684,456

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(e)	7,091,632	12,907
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(e)	165,366	0
TOTAL CONSUMER DISCRETIONARY		12,907
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(e)	1,110,537	18,179
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(e)	10,791,166	34,640
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	166,247	1,500
Intarcia Therapeutics, Inc. Series CC (a)(e)	516,522	30,991
		32,491
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (e)	1,159,721	7,565
Life Sciences Tools & Services - 0.1%
Living Proof, Inc. 8.00% (a)(e)	10,369,703	22,295
TOTAL HEALTH CARE		62,351
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(e)	145,254	14,005
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.8%
Dropbox, Inc.:
Series A (a)(e)	299,518	3,711
Series C (a)(e)	161,770	2,004
Pinterest, Inc.:
Series E, 8.00% (a)(e)	13,203,155	111,039
Series F, 8.00% (a)(e)	8,808,645	74,081
Series G, 8.00% (a)(e)	1,676,465	14,099
		204,934
Software - 0.1%
Cloudera, Inc. Series F (a)(e)	312,284	9,899
Snapchat, Inc. Series F (a)(e)	271,142	8,329
		18,228
TOTAL INFORMATION TECHNOLOGY		223,162

TOTAL CONVERTIBLE PREFERRED STOCKS		365,244

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	150,100	1,642
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	39,000	3,245

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,887

TOTAL PREFERRED STOCKS
(Cost $231,496)		370,131
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (e)	247	143
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 5.375% 6/1/20 (c)	39,145	10,814
TOTAL CORPORATE BONDS
(Cost $23,770)		10,957

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (f)
(Cost $3,416)	3,433	3,444
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.43% (g)	400,064,474	400,184
Fidelity Securities Lending Cash Central Fund 0.46% (g)(h)	139,205,642	139,233
TOTAL MONEY MARKET FUNDS
(Cost $539,309)		539,417
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $17,935,468)		25,608,405
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(133,179)
NET ASSETS - 100%		$25,475,226

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,692,000 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $442,388,000 or 1.7% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Blue Apron, Inc. Series D	5/18/15	$14,800
Cloudera, Inc. Series F	2/5/14	$4,547
Dropbox, Inc.	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Living Proof, Inc. 8.00%	2/13/13	$18,400
Mode Media Corp. Series M-1, 8.00%	3/19/08	$3,508
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Oportun Finance Corp. Series H	2/6/15	$30,726
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Snapchat, Inc. Series F	2/12/16	$8,329
Space Exploration Technologies Corp. Class A	10/16/15 - 4/8/16	$11,307
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
SurveyMonkey	12/15/14	$34,050
Trion World Network, Inc.	8/22/08 - 3/20/13	$3,834
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 4/19/16	$247
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$2,299
WME Entertainment Parent, LLC Class A unit	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,594
Fidelity Securities Lending Cash Central Fund	6,357
Total	$7,951

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,964,602	$3,888,199	$63,122	$13,281
Consumer Staples	1,410,682	1,336,582	55,921	18,179
Energy	2,063,182	2,063,182	--	--
Financials	2,768,629	2,581,750	126,423	60,456
Health Care	3,106,076	3,041,650	1,635	62,791
Industrials	1,836,859	1,701,892	109,278	25,689
Information Technology	8,319,626	7,935,012	122,072	262,542
Materials	978,582	904,790	73,792	--
Real Estate	219,278	219,278	--	--
Telecommunication Services	46,809	46,809	--	--
Utilities	340,262	340,262	--	--
Corporate Bonds	10,957	--	10,814	143
Bank Loan Obligations	3,444	--	3,444	--
Money Market Funds	539,417	539,417	--	--
Total Investments in Securities:	$25,608,405	$24,598,823	$566,501	$443,081

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$518,084
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(151,517)
Cost of Purchases	12,164
Proceeds of Sales	(116,189)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$262,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(147,744)
Other Investments in Securities
Beginning Balance	$176,193
Net Realized Gain (Loss) on Investment Securities	7,224
Net Unrealized Gain (Loss) on Investment Securities	(10,010)
Cost of Purchases	44,539
Proceeds of Sales	(37,407)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$180,539
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(3,304)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$143	Recovery value	Recovery value	58.0%	Increase
Equities	$442,938	Discounted cash flow	Growth rate	3.0%	Increase
			Discount rate	8.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$2.05 - $60.00 / $33.12	Increase
			Discount rate	13.0% - 50.0% / 26.5%	Decrease
			Tender price	$96.42	Increase
			Liquidity preference	$2.94 - $6.75 / $4.35	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 7.4 / 4.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.4 - 16.8 / 16.3	Increase
			Discount rate	3.0% - 50.0% / 17.8%	Decrease
			Price/Earnings multiple (P/E)	5.0 - 10.7 / 9.2	Increase
			Discount for lack of marketability	15.0% - 30.0% / 16.0%	Decrease
			Premium rate	30.0% - 130.0% / 65.3%	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase
		Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $17,958,061,000. Net unrealized appreciation aggregated $7,650,344,000 of which $8,262,706,000 related to appreciated investment securities and $612,362,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Opportunistic Insights Fund

September 30, 2016

AO1TI-QTLY-1116
1.950956.103

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 23.3%
Automobiles - 1.4%
BYD Co. Ltd. (H Shares)	14,000	$93,126
Fuji Heavy Industries Ltd.	4,400	165,086
General Motors Co.	63,400	2,014,218
Tesla Motors, Inc. (a)	48,069	9,807,518
		12,079,948
Distributors - 0.0%
LKQ Corp. (a)	4,900	173,754
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	9,100	608,699
New Oriental Education & Technology Group, Inc. sponsored ADR	2,000	92,720
Weight Watchers International, Inc. (a)	47,200	487,104
		1,188,523
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	30,600	1,163,718
Chipotle Mexican Grill, Inc. (a)	5,729	2,426,232
Chuy's Holdings, Inc. (a)	15,300	427,482
Compass Group PLC	13,600	263,386
Domino's Pizza, Inc.	5,900	895,915
Marriott International, Inc. Class A	33,300	2,242,089
Popeyes Louisiana Kitchen, Inc. (a)	7,700	409,178
Sodexo SA	1,600	190,520
Starbucks Corp.	283,720	15,360,601
Texas Roadhouse, Inc. Class A	3,600	140,508
Vail Resorts, Inc.	2,900	454,952
		23,974,581
Household Durables - 0.2%
D.R. Horton, Inc.	6,500	196,300
Mohawk Industries, Inc. (a)	8,800	1,762,992
		1,959,292
Internet & Direct Marketing Retail - 12.0%
Amazon.com, Inc. (a)	84,093	70,411,910
ASOS PLC (a)	1,400	87,990
Netflix, Inc. (a)	185,927	18,323,106
Priceline Group, Inc. (a)	9,000	13,243,410
Takeaway.com Holding BV (b)	7,100	195,367
TripAdvisor, Inc. (a)	35,834	2,263,992
		104,525,775
Leisure Products - 0.1%
Hasbro, Inc.	2,600	206,258
Mattel, Inc.	13,800	417,864
		624,122
Media - 1.6%
Charter Communications, Inc. Class A (a)	13,685	3,694,539
DISH Network Corp. Class A (a)	3,200	175,296
Interpublic Group of Companies, Inc.	30,600	683,910
Liberty Broadband Corp.:
Class A (a)	11,325	794,562
Class C (a)	19,951	1,426,097
Liberty Global PLC:
Class A (a)	39,148	1,338,079
LiLAC Class A (a)	9,511	262,405
LiLAC Class C (a)	3,202	89,816
Liberty Media Corp.:
Liberty Media Class C (a)	21,051	592,375
Liberty SiriusXM Class A (a)	2,400	81,552
Liberty SiriusXM Class C (a)	84,204	2,813,256
Megacable Holdings S.A.B. de CV unit	3,600	13,799
Naspers Ltd. Class N	3,400	588,448
Omnicom Group, Inc.	5,000	425,000
Sirius XM Holdings, Inc. (a)(c)	146,300	610,071
The Walt Disney Co.	8,300	770,738
		14,359,943
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	19,500	1,539,135
Dollarama, Inc.	1,700	132,727
Next PLC	13,400	829,515
Ollie's Bargain Outlet Holdings, Inc. (a)	90,900	2,382,489
		4,883,866
Specialty Retail - 2.9%
AutoNation, Inc. (a)	2,500	121,775
AutoZone, Inc. (a)	3,500	2,689,190
Home Depot, Inc.	48,200	6,202,376
Inditex SA	2,323	86,115
Nitori Holdings Co. Ltd.	2,600	311,669
O'Reilly Automotive, Inc. (a)	21,134	5,919,845
Ross Stores, Inc.	10,300	662,290
The Children's Place Retail Stores, Inc.	3,717	296,877
TJX Companies, Inc.	108,714	8,129,633
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,500	832,930
		25,252,700
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	9,600	1,669,675
Coach, Inc.	49,100	1,795,096
NIKE, Inc. Class B	145,590	7,665,314
Pandora A/S	600	72,512
Under Armour, Inc.:
Class A (sub. vtg.) (a)(c)	29,186	1,128,914
Class C (non-vtg.)	48,483	1,641,634
		13,973,145

TOTAL CONSUMER DISCRETIONARY		202,995,649

CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	9,431	1,464,257
Coca-Cola Bottling Co. Consolidated	10,200	1,511,232
Constellation Brands, Inc. Class A (sub. vtg.)	10,000	1,664,900
Kweichow Moutai Co. Ltd.	2,700	120,748
Molson Coors Brewing Co. Class B	4,400	483,120
Monster Beverage Corp. (a)	3,600	528,516
PepsiCo, Inc.	12,100	1,316,117
The Coca-Cola Co.	16,200	685,584
		7,774,474
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	10,100	489,468
Costco Wholesale Corp.	23,558	3,592,831
Sysco Corp.	24,700	1,210,547
		5,292,846
Food Products - 0.8%
Associated British Foods PLC	43,865	1,478,246
Mondelez International, Inc.	67,335	2,956,007
The Kraft Heinz Co.	21,500	1,924,465
TreeHouse Foods, Inc. (a)	10,200	889,338
		7,248,056
Household Products - 1.7%
Colgate-Palmolive Co.	188,457	13,972,202
Spectrum Brands Holdings, Inc.	4,100	564,529
		14,536,731
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	146,744	12,995,649
Hypermarcas SA	10,100	86,554
L'Oreal SA	1,322	249,640
		13,331,843

TOTAL CONSUMER STAPLES		48,183,950

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	35,750	2,811,380
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	16,700	1,058,112
Apache Corp.	4,400	281,028
Birchcliff Energy Ltd. (a)	146,800	1,027,192
Canadian Natural Resources Ltd.	59,600	1,905,274
Cimarex Energy Co.	700	94,059
Concho Resources, Inc. (a)	6,800	933,980
Continental Resources, Inc. (a)	30,600	1,589,976
Diamondback Energy, Inc. (a)	19,600	1,892,184
EOG Resources, Inc.	88,415	8,550,615
Par Pacific Holdings, Inc. (a)	329	4,303
PDC Energy, Inc. (a)	6,100	409,066
Peyto Exploration & Development Corp. (c)	3,000	84,195
Pioneer Natural Resources Co.	11,600	2,153,540
PrairieSky Royalty Ltd.	10,780	219,799
TAG Oil Ltd. (a)	158,192	109,726
Tesoro Corp.	2,900	230,724
		20,543,773

TOTAL ENERGY		23,355,153

FINANCIALS - 7.1%
Banks - 2.2%
Banco Santander Chile sponsored ADR	24,100	498,629
Bank of America Corp.	11,000	172,150
Citigroup, Inc.	181,173	8,556,801
Grupo Financiero Galicia SA sponsored ADR	400	12,444
HDFC Bank Ltd. sponsored ADR	56,287	4,046,472
JPMorgan Chase & Co.	2,600	173,134
Metro Bank PLC	800	28,629
PT Bank Central Asia Tbk	75,600	91,186
Wells Fargo & Co.	122,804	5,437,761
		19,017,206
Capital Markets - 1.1%
BlackRock, Inc. Class A	8,547	3,097,946
IntercontinentalExchange, Inc.	2,700	727,272
MarketAxess Holdings, Inc.	1,400	231,826
MSCI, Inc. Class A	13,525	1,135,289
Oaktree Capital Group LLC Class A	26,108	1,106,979
S&P Global, Inc.	24,453	3,094,772
Silver Run Acquisition Corp. (a)	11,500	181,125
		9,575,209
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class A (a)	111	24,000,420
Insurance - 1.0%
Admiral Group PLC	22,600	600,213
AFLAC, Inc.	1,200	86,244
Chubb Ltd.	36,065	4,531,567
Direct Line Insurance Group PLC	116,100	548,962
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	937,499
Marsh & McLennan Companies, Inc.	29,708	1,997,863
The Travelers Companies, Inc.	4,900	561,295
		9,263,643

TOTAL FINANCIALS		61,856,478

HEALTH CARE - 10.5%
Biotechnology - 2.1%
Acceleron Pharma, Inc. (a)	8,700	314,853
Advaxis, Inc. (a)	34,821	372,236
Agios Pharmaceuticals, Inc. (a)	10,500	554,610
Amgen, Inc.	12,500	2,085,125
Celgene Corp. (a)	5,600	585,368
Enanta Pharmaceuticals, Inc. (a)	10,374	276,052
Five Prime Therapeutics, Inc. (a)	2,100	110,229
Genmab A/S (a)	5,000	852,457
Gilead Sciences, Inc.	71,740	5,676,069
Intrexon Corp. (a)(c)	24,300	680,886
Macrogenics, Inc. (a)	17,900	535,389
NantKwest, Inc. (a)(c)	18,600	144,708
Neurocrine Biosciences, Inc. (a)	25,574	1,295,067
Opko Health, Inc. (a)(c)	42,000	444,780
OvaScience, Inc. (a)(c)	149,980	1,073,857
Regeneron Pharmaceuticals, Inc. (a)	7,900	3,175,958
TESARO, Inc. (a)	3,900	390,936
uniQure B.V. (a)	7,700	58,905
		18,627,485
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	7,400	352,240
Becton, Dickinson & Co.	12,774	2,295,871
Boston Scientific Corp. (a)	276,400	6,578,320
C.R. Bard, Inc.	5,700	1,278,396
Danaher Corp.	53,120	4,164,077
Dentsply Sirona, Inc.	12,151	722,134
DexCom, Inc. (a)	29,872	2,618,580
Edwards Lifesciences Corp. (a)	39,488	4,760,673
Intuitive Surgical, Inc. (a)	4,100	2,971,803
Medtronic PLC	49,566	4,282,502
Nevro Corp. (a)	10,000	1,043,900
Penumbra, Inc. (a)	4,200	319,158
ResMed, Inc.	2,100	136,059
Stryker Corp.	8,000	931,280
Zimmer Biomet Holdings, Inc.	3,400	442,068
		32,897,061
Health Care Providers & Services - 2.3%
Aetna, Inc.	8,014	925,216
Henry Schein, Inc. (a)	57,093	9,305,017
Surgical Care Affiliates, Inc. (a)	900	43,884
UnitedHealth Group, Inc.	67,334	9,426,760
		19,700,877
Health Care Technology - 0.0%
Cerner Corp. (a)	1,300	80,275
Medidata Solutions, Inc. (a)	3,400	189,584
NantHealth, Inc.	800	10,520
		280,379
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	5,500	258,995
Eurofins Scientific SA	1,200	545,072
Mettler-Toledo International, Inc. (a)	9,455	3,969,493
PRA Health Sciences, Inc. (a)	1,600	90,416
Thermo Fisher Scientific, Inc.	23,181	3,687,170
Waters Corp. (a)	20,113	3,187,709
		11,738,855
Pharmaceuticals - 1.0%
Aralez Pharmaceuticals, Inc. (a)	33,173	160,889
AstraZeneca PLC sponsored ADR	7,600	249,736
Bristol-Myers Squibb Co.	112,968	6,091,235
Dermira, Inc. (a)	4,300	145,426
H Lundbeck A/S (a)	2,300	75,338
Jiangsu Hengrui Medicine Co. Ltd.	13,560	89,615
Teva Pharmaceutical Industries Ltd. sponsored ADR	36,000	1,656,360
		8,468,599

TOTAL HEALTH CARE		91,713,256

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.7%
General Dynamics Corp.	7,800	1,210,248
Northrop Grumman Corp.	9,300	1,989,735
Raytheon Co.	8,000	1,089,040
Rolls-Royce Group PLC	8,500	79,302
Saab AB (B Shares)	2,600	92,558
Space Exploration Technologies Corp. Class A (a)(d)	1,487	143,377
TransDigm Group, Inc. (a)	5,000	1,445,600
		6,049,860
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	7,000	493,220
FedEx Corp.	10,200	1,781,736
		2,274,956
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR	36,479	2,737,019
Southwest Airlines Co.	92,300	3,589,547
		6,326,566
Building Products - 0.7%
A.O. Smith Corp.	4,100	405,039
ASSA ABLOY AB (B Shares)	27,400	556,700
Fortune Brands Home & Security, Inc.	29,217	1,697,508
Masco Corp.	87,263	2,993,994
Toto Ltd.	17,300	654,063
		6,307,304
Commercial Services & Supplies - 0.1%
Cintas Corp.	4,800	540,480
Copart, Inc. (a)	1,433	76,751
		617,231
Electrical Equipment - 0.6%
Acuity Brands, Inc.	12,600	3,333,960
Fortive Corp.	34,860	1,774,374
Vestas Wind Systems A/S	4,700	386,827
		5,495,161
Industrial Conglomerates - 0.8%
3M Co.	31,723	5,590,544
General Electric Co.	29,834	883,683
Honeywell International, Inc.	2,900	338,111
		6,812,338
Machinery - 0.5%
Fanuc Corp.	300	50,675
Illinois Tool Works, Inc.	22,893	2,743,497
Ingersoll-Rand PLC	3,900	264,966
PACCAR, Inc.	13,400	787,652
Rational AG	600	300,608
Xylem, Inc.	8,000	419,600
		4,566,998
Professional Services - 0.8%
Equifax, Inc.	38,222	5,143,917
IHS Markit Ltd. (a)	11,508	432,125
RELX PLC	5,100	96,710
TransUnion Holding Co., Inc. (a)	27,900	962,550
Verisk Analytics, Inc. (a)	100	8,128
		6,643,430
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	4,000	610,359
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	52,300	1,672,554

TOTAL INDUSTRIALS		47,376,757

INFORMATION TECHNOLOGY - 37.0%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)(c)	8,900	757,212
Cisco Systems, Inc.	16,700	529,724
Palo Alto Networks, Inc. (a)	500	79,665
		1,366,601
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	160,814	10,440,045
CDW Corp.	24,841	1,135,979
Fitbit, Inc. (a)(c)	3,100	46,004
Flextronics International Ltd. (a)	6,500	88,530
IPG Photonics Corp. (a)	10,000	823,500
Keyence Corp.	300	219,807
		12,753,865
Internet Software & Services - 16.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	9,400	994,426
Alphabet, Inc.:
Class A	39,539	31,791,728
Class C (a)	34,000	26,427,860
Apptio, Inc.	1,300	28,210
Cornerstone OnDemand, Inc. (a)	4,300	197,585
CoStar Group, Inc. (a)	400	86,612
eBay, Inc. (a)	34,100	1,121,890
Facebook, Inc. Class A (a)	568,906	72,973,573
LogMeIn, Inc. (a)	7,813	706,217
MercadoLibre, Inc.	1,900	351,443
NetEase, Inc. sponsored ADR	1,000	240,780
Nutanix, Inc.:
Class A (a)	3,800	140,600
Class B	24,249	807,492
Rightmove PLC	8,439	461,811
Shopify, Inc. Class A (a)	3,100	133,052
SurveyMonkey (a)(d)	62,998	661,479
Tencent Holdings Ltd.	81,300	2,260,306
The Trade Desk, Inc.	3,300	96,393
Twilio, Inc.:
Class A	6,300	405,468
Class B	22,702	1,388,046
WebMD Health Corp. (a)	1,919	95,374
		141,370,345
IT Services - 4.5%
Accenture PLC Class A	20,156	2,462,459
ASAC II LP (a)(d)	224,957	37,793
Computer Sciences Corp.	5,300	276,713
Fiserv, Inc. (a)	12,200	1,213,534
FleetCor Technologies, Inc. (a)	1,500	260,595
Gartner, Inc. Class A (a)	100	8,845
Global Payments, Inc.	23,500	1,803,860
MasterCard, Inc. Class A	98,190	9,992,796
PayPal Holdings, Inc. (a)	171,862	7,041,186
Visa, Inc. Class A	199,140	16,468,878
		39,566,659
Semiconductors & Semiconductor Equipment - 3.0%
Acacia Communications, Inc.	2,000	206,560
Applied Materials, Inc.	69,200	2,086,380
Broadcom Ltd.	51,200	8,833,024
Inphi Corp. (a)	1,900	82,669
KLA-Tencor Corp.	1,100	76,681
Lam Research Corp.	36,900	3,494,799
Maxim Integrated Products, Inc.	2,100	83,853
NVIDIA Corp.	21,512	1,474,002
Qualcomm, Inc.	72,800	4,986,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	108,500	3,319,015
Texas Instruments, Inc.	16,300	1,143,934
Xilinx, Inc.	500	27,170
		25,814,887
Software - 9.8%
Activision Blizzard, Inc.	207,151	9,176,789
Adobe Systems, Inc. (a)	102,480	11,123,179
Atlassian Corp. PLC	7,000	209,790
Autodesk, Inc. (a)	6,200	448,446
CDK Global, Inc.	6,600	378,576
Citrix Systems, Inc. (a)	17,200	1,465,784
Electronic Arts, Inc. (a)	127,509	10,889,269
Fair Isaac Corp.	700	87,213
Gigamon, Inc. (a)	2,000	109,600
Intuit, Inc.	9,600	1,056,096
LINE Corp. ADR	1,759	85,136
Microsoft Corp.	142,400	8,202,240
Paycom Software, Inc. (a)	3,500	175,455
Pegasystems, Inc.	4,000	117,960
RealPage, Inc. (a)	22,600	580,820
Red Hat, Inc. (a)	1,100	88,913
Salesforce.com, Inc. (a)	379,726	27,085,856
Symantec Corp.	36,400	913,640
Tyler Technologies, Inc. (a)	1,000	171,230
Ultimate Software Group, Inc. (a)	43,751	8,942,267
Workday, Inc. Class A (a)	47,700	4,373,613
		85,681,872
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	127,341	14,395,900
Hewlett Packard Enterprise Co.	18,900	429,975
Samsung Electronics Co. Ltd.	615	896,332
Xaar PLC	24,188	156,756
		15,878,963

TOTAL INFORMATION TECHNOLOGY		322,433,192

MATERIALS - 3.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	19,437	2,922,159
E.I. du Pont de Nemours & Co.	19,200	1,285,824
Ecolab, Inc.	700	85,204
Frutarom Industries Ltd.	1,600	84,262
Ingevity Corp. (a)	12,500	576,250
PPG Industries, Inc.	39,310	4,063,082
Sherwin-Williams Co.	21,131	5,846,102
The Dow Chemical Co.	15,400	798,182
Westlake Chemical Corp.	1,900	101,650
		15,762,715
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	7,600	1,361,236
Vulcan Materials Co.	5,421	616,530
		1,977,766
Containers & Packaging - 0.2%
Ball Corp.	17,900	1,466,905
Metals & Mining - 1.2%
B2Gold Corp. (a)	160,600	421,101
Barrick Gold Corp.	6,900	122,175
Detour Gold Corp. (a)	20,400	443,779
Fortescue Metals Group Ltd.	46,765	178,997
Franco-Nevada Corp.	47,400	3,311,623
Ivanhoe Mines Ltd. (a)	233,109	405,113
Kirkland Lake Gold, Inc. (a)	155,100	1,176,299
Newcrest Mining Ltd. (a)	115,948	1,957,219
Novagold Resources, Inc. (a)	71,138	397,455
Premier Gold Mines Ltd. (a)	141,600	436,041
Primero Mining Corp. (a)	60,700	101,325
Randgold Resources Ltd. sponsored ADR	10,241	1,024,817
TMAC Resources, Inc. (a)	6,300	89,125
Torex Gold Resources, Inc. (a)	6,500	140,607
		10,205,676

TOTAL MATERIALS		29,413,062

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	10,300	1,167,299
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	4,986	250,259

TOTAL REAL ESTATE		1,417,558

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	46,300	2,163,136
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S	7,900	327,781
TOTAL COMMON STOCKS
(Cost $566,284,024)		831,235,972

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	4,308	452,340
Series E (a)(d)	2,148	225,540
		677,880
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)	174,063	316,795
TOTAL CONSUMER DISCRETIONARY		994,675
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	30,015	491,346
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	331,477	1,064,041
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E (a)(d)	5,172	46,651
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	62,105	405,098
TOTAL HEALTH CARE		451,749
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	4,394	423,669
INFORMATION TECHNOLOGY - 1.8%
Internet Software & Services - 1.0%
Dropbox, Inc. Series C (a)(d)	53,923	668,106
Pinterest, Inc.:
Series E, 8.00% (a)(d)	318,795	2,681,066
Series F, 8.00% (a)(d)	331,500	2,787,915
Series G, 8.00% (a)(d)	51,970	437,068
Uber Technologies, Inc. Series D, 8.00% (a)(d)	36,744	1,792,087
		8,366,242
Software - 0.8%
Cloudera, Inc. Series F (a)(d)	9,618	304,885
Cloudflare, Inc. Series D 8.00% (a)(d)	34,105	224,411
Delphix Corp. Series D (a)(d)	27,980	153,890
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	231,802	5,995,930
Series C (d)	2,268	58,665
Snapchat, Inc. Series F (a)(d)	14,843	455,977
		7,193,758
TOTAL INFORMATION TECHNOLOGY		15,560,000
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (a)(d)	44,875	2,252,377
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)	20,342	93,980

TOTAL CONVERTIBLE PREFERRED STOCKS		21,331,837

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	8,600	94,084
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	1,900	158,114

TOTAL NONCONVERTIBLE PREFERRED STOCKS		252,198

TOTAL PREFERRED STOCKS
(Cost $13,108,295)		21,584,035
	Principal Amount	Value

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (e)	193,781	194,403
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (e)	193,050	194,096
TOTAL BANK LOAN OBLIGATIONS
(Cost $384,897)		388,499
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.43% (f)	21,709,072	21,715,585
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	3,153,638	3,154,269
TOTAL MONEY MARKET FUNDS
(Cost $24,862,710)		24,869,854
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $604,639,926)		878,078,360
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,424,759)
NET ASSETS - 100%		$871,653,601

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,367 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,424,744 or 2.6% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series D	1/7/15	$250,003
ASAC II LP	10/10/13	$17,324
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Blue Apron, Inc. Series D	5/18/15	$400,007
Cloudera, Inc. Series F	2/5/14	$140,038
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Snapchat, Inc. Series F	2/12/16	$455,977
Space Exploration Technologies Corp. Class A	10/16/15	$132,343
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
SurveyMonkey	12/15/14	$1,036,317
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,743
Fidelity Securities Lending Cash Central Fund	206,672
Total	$246,415

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$203,990,324	$199,904,259	$3,091,390	$994,675
Consumer Staples	48,675,296	48,063,202	120,748	491,346
Energy	23,355,153	23,355,153	--	--
Financials	63,014,603	61,859,376	91,186	1,064,041
Health Care	92,323,119	91,781,755	89,615	451,749
Industrials	47,800,426	46,449,340	784,040	567,046
Information Technology	337,993,192	316,161,937	5,571,983	16,259,272
Materials	29,413,062	27,276,846	2,136,216	--
Real Estate	3,669,935	1,167,299	--	2,502,636
Telecommunication Services	2,257,116	2,163,136	--	93,980
Utilities	327,781	327,781	--	--
Bank Loan Obligations	388,499	--	388,499	--
Money Market Funds	24,869,854	24,869,854	--	--
Total Investments in Securities:	$878,078,360	$843,379,938	$12,273,677	$22,424,745

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$21,577,282
Net Realized Gain (Loss) on Investment Securities
Net Unrealized Gain (Loss) on Investment Securities	(2,960,130)
Cost of Purchases	455,977
Proceeds of Sales	(2,813,857)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$16,259,272
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(2,845,304)
Other Investments in Securities
Beginning Balance	$7,326,393
Net Realized Gain (Loss) on Investment Securities	(209,929)
Net Unrealized Gain (Loss) on Investment Securities	21,515
Cost of Purchases	419,504
Proceeds of Sales	(1,392,010)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,165,473
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(197,338)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$22,424,745	Discounted cash flow	Growth rate	2.5% - 3.0% / 2.8%	Increase
			Discount rate	8.0%	Decrease
			Weighted average cost of capital (WACC)	10.7%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Market approach	Transaction price	$4.62 - $105.00 / $54.08	Increase
			Tender price	$96.42	Increase
			Liquidity preference	$2.94 - $6.75 / $5.08	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 8.4 / 2.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	16.8	Increase
			Discount rate	3.0% - 50.0% / 20.6%	Decrease
			Price/Earnings multiple (P/E)	5.0 - 10.7 / 9.4	Increase
			Discount for lack of marketability	15.0% - 25.0% / 19.0%	Decrease
			Premium rate	8.0% - 130.0% / 49.1%	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase
		Recovery value	Recovery value	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $605,685,312. Net unrealized appreciation aggregated $272,393,048, of which $283,328,738 related to appreciated investment securities and $10,935,690 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund®

September 30, 2016

CON-QTLY-1116
1.807733.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.0%
Automobiles - 1.5%
BYD Co. Ltd. (H Shares)	1,792,500	$11,923
Fuji Heavy Industries Ltd.	550,100	20,639
General Motors Co.	6,722,733	213,581
Mahindra & Mahindra Ltd. (a)	4,327,351	91,555
Maruti Suzuki India Ltd.	1,533,074	126,406
Tesla Motors, Inc. (a)	5,649,882	1,152,745
		1,616,849
Distributors - 0.0%
LKQ Corp. (a)	621,800	22,049
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,127,803	75,439
New Oriental Education & Technology Group, Inc. sponsored ADR	249,900	11,585
Weight Watchers International, Inc. (a)	2,398,500	24,753
		111,777
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	3,877,633	147,466
Chipotle Mexican Grill, Inc. (a)(b)	711,577	301,353
Compass Group PLC	1,750,400	33,899
Domino's Pizza, Inc.	784,886	119,185
Marriott International, Inc. Class A	3,910,904	263,321
Sodexo SA	208,900	24,875
Starbucks Corp.	33,231,498	1,799,153
Texas Roadhouse, Inc. Class A	481,200	18,781
Vail Resorts, Inc.	275,593	43,235
Whitbread PLC	1,260,747	63,992
		2,815,260
Household Durables - 0.2%
D.R. Horton, Inc.	922,600	27,863
Mohawk Industries, Inc. (a)	1,161,668	232,729
		260,592
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (a)	5,551,015	4,647,920
ASOS PLC (a)	179,773	11,299
Netflix, Inc. (a)	8,685,096	855,916
Priceline Group, Inc. (a)	747,696	1,100,227
Takeaway.com Holding BV (c)	879,700	24,206
TripAdvisor, Inc. (a)	1,881,378	118,865
		6,758,433
Leisure Products - 0.1%
Hasbro, Inc.	295,150	23,414
Mattel, Inc.	2,129,800	64,490
		87,904
Media - 2.2%
Charter Communications, Inc. Class A (a)	1,644,102	443,858
DISH Network Corp. Class A (a)	467,500	25,610
Interpublic Group of Companies, Inc.	4,323,684	96,634
Liberty Broadband Corp.:
Class A (a)	549,231	38,534
Class C (a)	1,068,849	76,401
Liberty Global PLC:
Class A (a)	829,685	28,359
LiLAC Class A (a)	548,378	15,130
LiLAC Class C (a)	216,563	6,075
Liberty Media Corp.:
Liberty Media Class C (a)	1,205,683	33,928
Liberty SiriusXM Class A (a)	340,500	11,570
Liberty SiriusXM Class C (a)	5,135,235	171,568
Manchester United PLC	925	16
Megacable Holdings S.A.B. de CV unit	179,174	687
Naspers Ltd. Class N	446,600	77,294
Omnicom Group, Inc.	650,500	55,293
Sirius XM Holdings, Inc. (a)(b)	17,284,650	72,077
The Walt Disney Co.	12,931,277	1,200,798
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	41,234	2,199
		2,356,031
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	2,590,600	204,476
Dollarama, Inc.	294,944	23,028
Ollie's Bargain Outlet Holdings, Inc. (a)(f)	3,124,042	81,881
		309,385
Specialty Retail - 3.7%
AutoZone, Inc. (a)	429,893	330,304
Home Depot, Inc.	6,347,933	816,852
Inditex SA	289,283	10,724
Nitori Holdings Co. Ltd.	351,400	42,123
O'Reilly Automotive, Inc. (a)	2,810,598	787,277
Ross Stores, Inc.	1,350,353	86,828
The Children's Place Retail Stores, Inc.	631,500	50,438
TJX Companies, Inc.	23,468,912	1,755,005
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	413,612	98,431
		3,977,982
Textiles, Apparel & Luxury Goods - 2.1%
adidas AG	1,237,500	215,232
Coach, Inc.	6,484,500	237,073
NIKE, Inc. Class B	28,217,318	1,485,642
Pandora A/S	76,300	9,221
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,411,272	131,948
Class C (non-vtg.)	5,671,735	192,045
		2,271,161

TOTAL CONSUMER DISCRETIONARY		20,587,423

CONSUMER STAPLES - 5.5%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	180,658	28,049
Constellation Brands, Inc. Class A (sub. vtg.)	1,164,849	193,936
Kweichow Moutai Co. Ltd.	337,800	15,107
Molson Coors Brewing Co. Class B	462,300	50,761
Monster Beverage Corp. (a)	524,161	76,952
PepsiCo, Inc.	1,572,100	170,997
The Coca-Cola Co.	6,462,200	273,480
		809,282
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,197,254	58,022
Costco Wholesale Corp.	3,169,770	483,422
CVS Health Corp.	1,670,023	148,615
Sysco Corp.	3,212,200	157,430
		847,489
Food Products - 0.7%
Associated British Foods PLC	5,703,388	192,204
Mondelez International, Inc.	4,924,541	216,187
The Kraft Heinz Co.	2,790,237	249,754
TreeHouse Foods, Inc. (a)	1,345,151	117,284
		775,429
Household Products - 1.9%
Colgate-Palmolive Co.	27,365,163	2,028,853
Spectrum Brands Holdings, Inc.	502,871	69,240
		2,098,093
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	14,795,382	1,310,279
Hypermarcas SA	1,364,900	11,697
L'Oreal SA	248,958	47,012
		1,368,988

TOTAL CONSUMER STAPLES		5,899,281

ENERGY - 2.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	3,460,984	272,172
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.	2,067,300	130,984
Apache Corp.	550,800	35,180
Birchcliff Energy Ltd. (a)(f)	21,328,784	149,242
Birchcliff Energy Ltd. (a)(c)(f)	686,127	4,801
Canadian Natural Resources Ltd.	7,104,000	227,098
Cimarex Energy Co.	83,800	11,260
Concho Resources, Inc. (a)	875,500	120,250
Continental Resources, Inc. (a)	4,482,220	232,896
Diamondback Energy, Inc. (a)	3,066,995	296,088
EOG Resources, Inc.	8,412,695	813,592
Growmax Resources Corp. (a)(c)	3,560,563	448
PDC Energy, Inc. (a)	756,400	50,724
Peyto Exploration & Development Corp. (b)	408,500	11,465
Pioneer Natural Resources Co.	1,459,336	270,926
PrairieSky Royalty Ltd. (b)	1,413,206	28,815
		2,383,769

TOTAL ENERGY		2,655,941

FINANCIALS - 12.4%
Banks - 5.1%
Bank of America Corp.	2,497,779	39,090
Bank of Ireland (a)	1,152,055,441	239,420
Citigroup, Inc.	24,782,746	1,170,489
Grupo Financiero Galicia SA sponsored ADR	33,100	1,030
HDFC Bank Ltd. sponsored ADR	7,542,103	542,202
JPMorgan Chase & Co.	9,295,965	619,018
Kotak Mahindra Bank Ltd.	6,242,451	73,019
Metro Bank PLC (b)(f)	6,294,271	225,251
PT Bank Central Asia Tbk	19,985,900	24,106
U.S. Bancorp	9,184,543	393,925
Wells Fargo & Co.	50,016,238	2,214,719
		5,542,269
Capital Markets - 1.0%
BlackRock, Inc. Class A	837,029	303,390
IntercontinentalExchange, Inc.	288,342	77,668
MarketAxess Holdings, Inc.	178,600	29,574
MSCI, Inc. Class A	1,578,494	132,499
Oaktree Capital Group LLC Class A	2,399,772	101,750
S&P Global, Inc.	2,921,494	369,744
Silver Run Acquisition Corp. (a)	1,397,455	22,010
		1,036,635
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class A (a)	23,091	4,992,736
Insurance - 1.7%
Admiral Group PLC	2,875,388	76,365
AFLAC, Inc.	181,900	13,073
AIA Group Ltd.	38,415,800	258,336
Chubb Ltd.	7,822,090	982,846
Direct Line Insurance Group PLC	14,150,473	66,908
Fairfax Financial Holdings Ltd. (sub. vtg.)	192,932	113,046
Marsh & McLennan Companies, Inc.	2,822,963	189,844
The Travelers Companies, Inc.	774,363	88,703
		1,789,121

TOTAL FINANCIALS		13,360,761

HEALTH CARE - 12.4%
Biotechnology - 2.4%
Agios Pharmaceuticals, Inc. (a)	1,500,487	79,256
Amgen, Inc.	1,563,700	260,841
Biogen, Inc. (a)	1,590,633	497,916
Celgene Corp. (a)	910,365	95,160
Five Prime Therapeutics, Inc. (a)	176,640	9,272
Genmab A/S (a)	707,388	120,604
Gilead Sciences, Inc.	9,191,135	727,203
Intrexon Corp. (a)(b)	3,079,114	86,277
NantKwest, Inc. (a)(b)	1,087,349	8,460
Neurocrine Biosciences, Inc. (a)	2,898,833	146,797
Opko Health, Inc. (a)(b)	4,796,115	50,791
OvaScience, Inc. (a)	1,247,424	8,932
Regeneron Pharmaceuticals, Inc. (a)	977,063	392,799
TESARO, Inc. (a)	767,800	76,964
		2,561,272
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	953,100	45,368
Becton, Dickinson & Co.	1,516,446	272,551
Boston Scientific Corp. (a)	39,141,058	931,557
C.R. Bard, Inc.	564,657	126,641
Danaher Corp.	6,687,251	524,214
Dentsply Sirona, Inc.	1,524,831	90,621
DexCom, Inc. (a)	3,031,258	265,720
Edwards Lifesciences Corp. (a)	5,096,594	614,445
Intuitive Surgical, Inc. (a)	628,983	455,906
Medtronic PLC	6,840,547	591,023
Nevro Corp. (a)	1,298,298	135,529
Penumbra, Inc. (a)	424,589	32,265
ResMed, Inc.	234,600	15,200
Stryker Corp.	2,350,188	273,585
Zimmer Biomet Holdings, Inc.	419,800	54,582
		4,429,207
Health Care Providers & Services - 2.8%
Aetna, Inc.	1,198,856	138,408
Henry Schein, Inc. (a)	3,674,230	598,826
UnitedHealth Group, Inc.	16,722,424	2,341,139
		3,078,373
Health Care Technology - 0.0%
Cerner Corp. (a)	163,900	10,121
Medidata Solutions, Inc. (a)	315,657	17,601
NantHealth, Inc.	9,365	123
		27,845
Life Sciences Tools & Services - 1.5%
Eurofins Scientific SA	49,681	22,566
Mettler-Toledo International, Inc. (a)(f)	1,793,866	753,119
PRA Health Sciences, Inc. (a)	195,800	11,065
Thermo Fisher Scientific, Inc.	2,826,913	449,649
Waters Corp. (a)	2,250,940	356,751
		1,593,150
Pharmaceuticals - 1.6%
AstraZeneca PLC sponsored ADR	960,400	31,559
Bristol-Myers Squibb Co.	14,256,231	768,696
Dermira, Inc. (a)	541,400	18,310
H Lundbeck A/S (a)	317,400	10,397
Jiangsu Hengrui Medicine Co. Ltd.	1,656,600	10,948
Johnson & Johnson	4,837,644	571,471
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,118,181	327,508
		1,738,889

TOTAL HEALTH CARE		13,428,736

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.8%
General Dynamics Corp.	1,083,149	168,061
Northrop Grumman Corp.	1,178,244	252,085
Raytheon Co.	1,194,200	162,566
Rolls-Royce Group PLC	1,095,700	10,223
Saab AB (B Shares)	369,200	13,143
Space Exploration Technologies Corp. Class A (a)(e)	200,313	19,314
TransDigm Group, Inc. (a)	645,122	186,518
		811,910
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	1,019,936	71,865
FedEx Corp.	1,551,286	270,979
		342,844
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	5,675,533	425,835
Southwest Airlines Co.	12,408,705	482,575
		908,410
Building Products - 0.7%
A.O. Smith Corp.	528,485	52,209
ASSA ABLOY AB (B Shares)	3,529,937	71,720
Fortune Brands Home & Security, Inc.	3,489,229	202,724
Masco Corp.	11,301,956	387,770
Toto Ltd.	2,269,300	85,796
		800,219
Commercial Services & Supplies - 0.1%
Cintas Corp.	625,200	70,398
Copart, Inc. (a)	180,536	9,670
		80,068
Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,372,007	363,033
Fortive Corp.	4,424,625	225,213
Vestas Wind Systems A/S	760,300	62,575
		650,821
Industrial Conglomerates - 1.1%
3M Co.	5,234,587	922,491
General Electric Co.	7,070,842	209,438
Honeywell International, Inc.	339,189	39,546
		1,171,475
Machinery - 0.4%
Illinois Tool Works, Inc.	2,032,300	243,551
Ingersoll-Rand PLC	536,100	36,423
PACCAR, Inc.	1,671,715	98,263
Rational AG	42,325	21,205
Xylem, Inc.	891,318	46,750
		446,192
Professional Services - 0.8%
Equifax, Inc.	4,601,207	619,230
IHS Markit Ltd. (a)	1,578,490	59,272
RELX PLC	597,300	11,326
TransUnion Holding Co., Inc. (a)	3,267,647	112,734
Verisk Analytics, Inc. (a)	81,142	6,595
		809,157
Road & Rail - 0.2%
Canadian Pacific Railway Ltd. (b)	1,113,540	169,915
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (c)	1,516,664	43,346
Class A	239,530	6,846
HD Supply Holdings, Inc. (a)	6,186,533	197,845
		248,037

TOTAL INDUSTRIALS		6,439,048

INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)(b)	1,011,910	86,093
Cisco Systems, Inc.	2,249,500	71,354
		157,447
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A (f)	24,589,118	1,596,326
CDW Corp.	3,003,511	137,351
Flextronics International Ltd. (a)	816,100	11,115
IPG Photonics Corp. (a)	1,387,702	114,277
Keyence Corp.	36,400	26,670
		1,885,739
Internet Software & Services - 14.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,159,937	122,710
Alphabet, Inc.:
Class A	4,785,117	3,847,521
Class C (a)	4,358,525	3,387,838
Apptio, Inc.	163,800	3,554
Cornerstone OnDemand, Inc. (a)	529,229	24,318
CoStar Group, Inc. (a)	38,109	8,252
Dropbox, Inc. (a)(e)	5,464,028	67,699
eBay, Inc. (a)	4,272,960	140,580
Facebook, Inc. Class A (a)	52,621,784	6,749,791
LogMeIn, Inc. (a)(b)	953,502	86,187
MercadoLibre, Inc.	226,800	41,951
NetEase, Inc. sponsored ADR	131,300	31,614
Nutanix, Inc.:
Class A (a)	471,100	17,431
Class B	3,060,752	101,923
Rightmove PLC	968,953	53,024
Shopify, Inc. Class A (a)	346,500	14,872
Tencent Holdings Ltd.	9,893,800	275,068
The Trade Desk, Inc.	376,400	10,995
Twilio, Inc.:
Class A (f)	653,211	42,041
Class B (f)	2,935,814	179,502
WebMD Health Corp. (a)(b)	219,790	10,924
		15,217,795
IT Services - 5.7%
Accenture PLC Class A	3,139,769	383,586
ASAC II LP (a)(e)	39,494,500	6,635
Computer Sciences Corp.	914,704	47,757
Fiserv, Inc. (a)	4,224,165	420,178
FleetCor Technologies, Inc. (a)	192,700	33,478
Gartner, Inc. Class A (a)	3,496	309
Global Payments, Inc.	1,907,519	146,421
MasterCard, Inc. Class A	14,298,759	1,455,185
PayPal Holdings, Inc. (a)	22,393,687	917,469
Vantiv, Inc. (a)	1,077,491	60,630
Visa, Inc. Class A	32,462,897	2,684,682
		6,156,330
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc.	222,100	22,938
Applied Materials, Inc.	9,029,600	272,242
Broadcom Ltd.	5,703,088	983,897
Inphi Corp. (a)	216,400	9,416
KLA-Tencor Corp.	159,433	11,114
Lam Research Corp.	4,882,575	462,429
NVIDIA Corp.	2,671,137	183,026
Qualcomm, Inc.	10,853,787	743,484
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,591,005	323,979
Texas Instruments, Inc.	2,119,900	148,775
Xilinx, Inc.	68,400	3,717
		3,165,017
Software - 9.0%
Activision Blizzard, Inc. (f)	40,064,202	1,774,844
Adobe Systems, Inc. (a)	12,569,404	1,364,283
Atlassian Corp. PLC	740,426	22,191
Autodesk, Inc. (a)	790,200	57,155
CDK Global, Inc.	845,760	48,513
Citrix Systems, Inc. (a)	2,223,200	189,461
Electronic Arts, Inc. (a)	8,566,551	731,583
Fair Isaac Corp.	86,300	10,752
Gigamon, Inc. (a)	163,230	8,945
Intuit, Inc.	875,571	96,322
LINE Corp. ADR (f)	219,069	10,603
Microsoft Corp.	38,875,423	2,239,224
Paycom Software, Inc. (a)	373,434	18,720
Pegasystems, Inc.	144,545	4,263
RealPage, Inc. (a)	2,645,635	67,993
Red Hat, Inc. (a)	136,700	11,049
Salesforce.com, Inc. (a)	28,356,136	2,022,643
Symantec Corp.	4,422,650	111,009
Trion World Network, Inc. (a)(e)	4,607,810	553
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	124,589	0
warrants 10/3/18 (a)(e)	183,516	0
Tyler Technologies, Inc. (a)	75,400	12,911
Ultimate Software Group, Inc. (a)(f)	1,743,025	356,257
Workday, Inc. Class A (a)(f)	6,542,520	599,884
		9,759,158
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	25,857,834	2,923,228
Hewlett Packard Enterprise Co.	2,354,200	53,558
Samsung Electronics Co. Ltd.	92,171	134,335
		3,111,121

TOTAL INFORMATION TECHNOLOGY		39,452,607

MATERIALS - 3.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,416,899	363,357
E.I. du Pont de Nemours & Co.	2,268,300	151,908
Ecolab, Inc.	90,700	11,040
Frutarom Industries Ltd.	194,900	10,264
PPG Industries, Inc.	6,679,733	690,417
Sherwin-Williams Co.	2,364,364	654,125
The Dow Chemical Co.	2,185,062	113,252
Westlake Chemical Corp.	179,749	9,617
		2,003,980
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,021,458	182,953
Vulcan Materials Co.	715,600	81,385
		264,338
Containers & Packaging - 0.2%
Ball Corp.	2,327,050	190,702
Metals & Mining - 1.2%
B2Gold Corp. (a)(f)	57,398,926	150,503
Detour Gold Corp. (a)	2,601,200	56,586
Fortescue Metals Group Ltd.	5,808,784	22,234
Franco-Nevada Corp.	6,405,413	447,517
Ivanhoe Mines Ltd. (a)	31,911,808	55,459
Ivanhoe Mines Ltd. (a)(c)(f)	15,807,609	27,472
Kirkland Lake Gold, Inc. (a)	2,402,600	18,222
Newcrest Mining Ltd. (a)	18,061,880	304,887
Novagold Resources, Inc. (a)	7,368,826	41,170
Premier Gold Mines Ltd. (a)	1,302,100	4,010
Randgold Resources Ltd. sponsored ADR	1,284,522	128,542
Torex Gold Resources, Inc. (a)	661,760	14,315
		1,270,917

TOTAL MATERIALS		3,729,937

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	1,650,973	187,105
Equity Residential (SBI)	7,920	509
		187,614
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(e)	644,857	32,367

TOTAL REAL ESTATE		219,981

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	5,676,857	265,223
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S	998,128	41,414
TOTAL COMMON STOCKS
(Cost $60,644,070)		106,080,352

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(e)	578,817	60,776
Series E (a)(e)	388,853	40,830
Handy Technologies, Inc. Series C (e)	3,537,042	16,421
		118,027
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(e)	1,228,555	0
TOTAL CONSUMER DISCRETIONARY		118,027
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(e)	4,329,591	70,875
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc. Series E (a)(e)	664,987	5,998
Intarcia Therapeutics, Inc. Series CC (a)(e)	2,100,446	126,027
		132,025
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (e)	7,960,894	51,927
TOTAL HEALTH CARE		183,952
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(e)	558,215	53,823
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.7%
Dropbox, Inc.:
Series A (a)(e)	1,260,898	15,623
Series C (a)(e)	698,385	8,653
Pinterest, Inc.:
Series E, 8.00% (a)(e)	54,841,080	461,213
Series F, 8.00% (a)(e)	3,455,720	29,063
Series G, 8.00% (a)(e)	4,301,275	36,174
Uber Technologies, Inc. Series D, 8.00% (a)(e)	4,868,916	237,468
		788,194
Software - 0.2%
Cloudera, Inc. Series F (a)(e)	1,316,883	41,744
Cloudflare, Inc. Series D 8.00% (a)(e)	4,303,714	28,318
Delphix Corp. Series D (a)(e)	3,712,687	20,420
Snapchat, Inc. Series F (a)(e)	1,875,642	57,620
		148,102
TOTAL INFORMATION TECHNOLOGY		936,296
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (a)(e)	5,803,713	291,301
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(e)	2,538,649	11,729

TOTAL CONVERTIBLE PREFERRED STOCKS		1,666,003

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	1,120,800	12,262
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	241,734	20,117

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,379

TOTAL PREFERRED STOCKS
(Cost $987,439)		1,698,382
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (Cost $1,617)(e)	1,619	939

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (g)	24,481	24,560
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (g)	24,631	24,765
TOTAL BANK LOAN OBLIGATIONS
(Cost $48,867)		49,325
	Shares	Value (000s)

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.43% (h)	738,494,152	738,716
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	376,110,656	376,186
TOTAL MONEY MARKET FUNDS
(Cost $1,114,607)		1,114,902
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $62,796,600)		108,943,900
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(773,071)
NET ASSETS - 100%		$108,170,829

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,273,000 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,795,710,000 or 1.7% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series D	1/7/15	$31,200
ASAC II LP	10/10/13	$3,041
Blue Apron, Inc. Series D	5/18/15	$57,700
Cloudera, Inc. Series F	2/5/14	$19,174
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc.	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mode Media Corp. Series M-1, 8.00%	3/19/08	$26,058
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Snapchat, Inc. Series F	2/12/16	$57,620
Space Exploration Technologies Corp. Class A	10/16/15	$17,828
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Trion World Network, Inc.	8/22/08 - 3/20/13	$25,151
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 8/26/16	$1,617
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10,477
Fidelity Securities Lending Cash Central Fund	16,406
Total	$26,883

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Activision Blizzard, Inc.	$215,163	$13,026	$5,432	$1,439	$1,774,844
Air Lease Corp. Class A	51,263	--	431	228	--
Air Lease Corp. Class A	187,246	--	149,920	528	--
Amphenol Corp. Class A	1,394,816	46,775	140,030	10,148	1,596,326
B2Gold Corp.	57,677	2,023	1,028	--	150,503
Birchcliff Energy Ltd.	16,025	76,834	519	--	149,242
Birchcliff Energy Ltd.	2,003	--	--	--	4,801
Boston Beer Co., Inc. Class A	109,655	--	55,903	--	--
Chipotle Mexican Grill, Inc.	934,389	21,179	559,113	--	--
Ivanhoe Mines Ltd.	4,308	30,270	27,206	--	--
Ivanhoe Mines Ltd.	7,027	--	96	--	27,472
LINE Corp. ADR	--	19,802	11,261	--	10,603
Metro Bank PLC	--	46,551	767	--	225,251
Metro Bank PLC Class A	81,353	--	--	--	--
Mettler-Toledo International, Inc.	555,432	63,861	5,785	--	753,119
Ollie's Bargain Outlet Holdings, Inc.	41	69,293	436	--	81,881
Twilio, Inc.	--	40,363	10,304	--	42,041
Twilio, Inc.	--	--	--	--	179,502
Ultimate Software Group, Inc.	291,863	52,685	2,965	--	356,257
Workday, Inc. Class A	383,191	164,102	25,420	--	599,884
Total	$4,291,452	$646,764	$996,616	$12,343	$5,951,726

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$20,705,450	$19,966,153	$619,071	$120,226
Consumer Staples	5,970,156	5,884,174	15,107	70,875
Energy	2,655,941	2,655,941	--	--
Financials	13,373,023	13,017,562	355,461	--
Health Care	13,632,805	13,437,905	10,948	183,952
Industrials	6,492,871	6,323,715	96,019	73,137
Information Technology	40,388,903	38,660,222	717,498	1,011,183
Materials	3,729,937	3,402,816	327,121	--
Real Estate	511,282	187,614	--	323,668
Telecommunication Services	276,952	265,223	--	11,729
Utilities	41,414	41,414	--	--
Corporate Bonds	939	--	--	939
Bank Loan Obligations	49,325	--	49,325	--
Money Market Funds	1,114,902	1,114,902	--	--
Total Investments in Securities:	$108,943,900	$104,957,641	$2,190,550	$1,795,709

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$2,047,464
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(627,789)
Cost of Purchases	82,770
Proceeds of Sales	(491,262)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,011,183
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(613,056)
Other Investments in Securities
Beginning Balance	$928,809
Net Realized Gain (Loss) on Investment Securities	25,631
Net Unrealized Gain (Loss) on Investment Securities	38,896
Cost of Purchases	99,592
Proceeds of Sales	(308,402)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$784,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$64,482

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$939	Recovery value	Recovery value	58.0%	Increase
Equities	$1,794,770	Discounted cash flow	Growth rate	2.5% - 3.0% / 3.0%	Increase
			Discount rate	8.0%	Decrease
			Weighted average cost of capital (WACC)	30.0%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$4.62 - $105.00 / $55.80	Increase
			Tender price	$96.42	Increase
			Liquidity preference	$5.86 - $6.75 / $6.54	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 8.4 / 4.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.4	Increase
			Discount rate	3.0% - 50.0% / 9.5%	Decrease
			Discount for lack of marketability	15.0% - 30.0% / 17.7%	Decrease
			Premium rate	8.0% - 130.0% / 49.5%	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase
		Recovery value	Recovery value	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $62,917,354,000. Net unrealized appreciation aggregated $46,026,546,000 of which $46,936,143,000 related to appreciated investment securities and $909,597,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

September 30, 2016

O1T-QTLY-1116
1.951057.103

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.5%
Automobiles - 1.5%
BYD Co. Ltd. (H Shares)	96,500	$641,903
Fuji Heavy Industries Ltd.	29,600	1,110,577
General Motors Co.	289,400	9,194,238
Mahindra & Mahindra Ltd. (a)	258,425	5,467,587
Maruti Suzuki India Ltd.	90,105	7,429,395
Tesla Motors, Inc. (a)	330,416	67,414,776
		91,258,476
Distributors - 0.0%
LKQ Corp. (a)	33,800	1,198,548
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	66,107	4,421,897
New Oriental Education & Technology Group, Inc. sponsored ADR	13,500	625,860
Weight Watchers International, Inc. (a)	317,000	3,271,440
		8,319,197
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	222,100	8,446,463
Chipotle Mexican Grill, Inc. (a)	45,614	19,317,529
Chuy's Holdings, Inc. (a)	104,800	2,928,112
Compass Group PLC	92,500	1,791,415
Domino's Pizza, Inc.	40,178	6,101,029
Marriott International, Inc. Class A	223,700	15,061,721
Popeyes Louisiana Kitchen, Inc. (a)	52,300	2,779,222
Sodexo SA	10,600	1,262,196
Starbucks Corp.	2,196,900	118,940,166
Texas Roadhouse, Inc. Class A	25,000	975,750
Vail Resorts, Inc.	15,540	2,437,915
		180,041,518
Household Durables - 0.2%
D.R. Horton, Inc.	46,200	1,395,240
Mohawk Industries, Inc. (a)	62,694	12,560,116
		13,955,356
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	333,717	279,424,581
ASOS PLC (a)	9,600	603,363
Netflix, Inc. (a)	529,973	52,228,839
Priceline Group, Inc. (a)	40,650	59,816,069
Takeaway.com Holding BV (b)	48,500	1,334,548
TripAdvisor, Inc. (a)	250,505	15,826,906
		409,234,306
Leisure Products - 0.1%
Hasbro, Inc.	17,203	1,364,714
Mattel, Inc.	92,100	2,788,788
		4,153,502
Media - 2.1%
Charter Communications, Inc. Class A (a)	93,305	25,189,551
DISH Network Corp. Class A (a)	22,200	1,216,116
Interpublic Group of Companies, Inc.	229,613	5,131,851
Liberty Broadband Corp.:
Class A (a)	86,399	6,061,754
Class C (a)	164,374	11,749,454
Liberty Global PLC:
Class A (a)	377,652	12,908,145
LiLAC Class A (a)	83,417	2,301,475
LiLAC Class C (a)	25,362	711,404
Liberty Media Corp.:
Liberty Media Class C (a)	172,549	4,855,529
Liberty SiriusXM Class A (a)	16,500	560,670
Liberty SiriusXM Class C (a)	690,196	23,059,448
Megacable Holdings S.A.B. de CV unit	9,579	36,716
Naspers Ltd. Class N	25,400	4,396,052
Omnicom Group, Inc.	35,200	2,992,000
Sirius XM Holdings, Inc. (a)(c)	954,212	3,979,064
The Walt Disney Co.	212,500	19,732,750
		124,881,979
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	139,700	11,026,521
Dollarama, Inc.	16,100	1,257,001
Next PLC	97,341	6,025,809
Ollie's Bargain Outlet Holdings, Inc. (a)	601,919	15,776,297
		34,085,628
Specialty Retail - 3.2%
AutoNation, Inc. (a)	19,300	940,103
AutoZone, Inc. (a)	25,202	19,363,705
Home Depot, Inc.	339,300	43,661,124
Inditex SA	15,949	591,238
Nitori Holdings Co. Ltd.	18,600	2,229,633
O'Reilly Automotive, Inc. (a)	133,181	37,305,330
Ross Stores, Inc.	69,300	4,455,990
The Children's Place Retail Stores, Inc.	24,400	1,948,828
TJX Companies, Inc.	957,027	71,566,479
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	24,900	5,925,702
		187,988,132
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	66,000	11,479,017
Coach, Inc.	332,800	12,167,168
NIKE, Inc. Class B	1,091,850	57,485,903
Pandora A/S	3,800	459,240
Under Armour, Inc.:
Class A (sub. vtg.) (a)(c)	254,000	9,824,720
Class C (non-vtg.)	391,358	13,251,382
		104,667,430

TOTAL CONSUMER DISCRETIONARY		1,159,784,072

CONSUMER STAPLES - 6.0%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	80,932	12,565,502
Coca-Cola Bottling Co. Consolidated	69,800	10,341,568
Constellation Brands, Inc. Class A (sub. vtg.)	64,910	10,806,866
Kweichow Moutai Co. Ltd.	18,100	809,461
Molson Coors Brewing Co. Class B	29,800	3,272,040
Monster Beverage Corp. (a)	26,900	3,949,189
PepsiCo, Inc.	82,900	9,017,033
The Coca-Cola Co.	101,500	4,295,480
		55,057,139
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	74,400	3,605,589
Costco Wholesale Corp.	214,500	32,713,395
Sysco Corp.	169,100	8,287,591
		44,606,575
Food Products - 1.0%
Associated British Foods PLC	442,501	14,912,240
Mondelez International, Inc.	526,865	23,129,374
The Kraft Heinz Co.	147,200	13,175,872
TreeHouse Foods, Inc. (a)	68,516	5,973,910
		57,191,396
Household Products - 1.8%
Colgate-Palmolive Co.	1,395,815	103,485,724
Spectrum Brands Holdings, Inc.	26,137	3,598,804
		107,084,528
Personal Products - 1.6%
Estee Lauder Companies, Inc. Class A	1,021,810	90,491,494
Hypermarcas SA	69,900	599,023
L'Oreal SA	11,478	2,167,450
		93,257,967

TOTAL CONSUMER STAPLES		357,197,605

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	249,664	19,633,577
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	113,400	7,185,024
Apache Corp.	29,600	1,890,552
Birchcliff Energy Ltd. (a)	950,600	6,651,555
Canadian Natural Resources Ltd.	404,800	12,940,518
Cimarex Energy Co.	4,600	618,102
Concho Resources, Inc. (a)	46,400	6,373,040
Continental Resources, Inc. (a)	211,100	10,968,756
Diamondback Energy, Inc. (a)	134,790	13,012,627
EOG Resources, Inc.	623,724	60,320,348
Par Pacific Holdings, Inc. (a)	2,417	31,614
PDC Energy, Inc. (a)	41,400	2,776,284
Peyto Exploration & Development Corp. (c)	20,500	575,334
Pioneer Natural Resources Co.	79,930	14,839,005
PrairieSky Royalty Ltd.	72,524	1,478,728
TAG Oil Ltd. (a)	1,137,300	788,859
Tesoro Corp.	20,700	1,646,892
		142,097,238

TOTAL ENERGY		161,730,815

FINANCIALS - 7.9%
Banks - 2.8%
Banco Santander Chile sponsored ADR	175,900	3,639,371
Bank of America Corp.	75,000	1,173,750
Citigroup, Inc.	1,290,527	60,951,590
Grupo Financiero Galicia SA sponsored ADR	1,800	55,998
HDFC Bank Ltd. sponsored ADR	398,347	28,637,166
JPMorgan Chase & Co.	17,700	1,178,643
Kotak Mahindra Bank Ltd.	355,255	4,155,457
Metro Bank PLC	1,800	64,416
PT Bank Central Asia Tbk	521,700	629,258
Wells Fargo & Co.	1,506,694	66,716,410
		167,202,059
Capital Markets - 1.0%
BlackRock, Inc. Class A	49,353	17,888,488
IntercontinentalExchange, Inc.	16,300	4,390,568
MarketAxess Holdings, Inc.	9,200	1,523,428
MSCI, Inc. Class A	83,231	6,986,410
Oaktree Capital Group LLC Class A	188,190	7,979,256
S&P Global, Inc.	131,916	16,695,289
Silver Run Acquisition Corp. (a)	71,246	1,122,125
		56,585,564
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class A (a)	861	186,165,420
Insurance - 1.0%
Admiral Group PLC	155,300	4,124,475
AFLAC, Inc.	9,200	661,204
Chubb Ltd.	252,705	31,752,383
Direct Line Insurance Group PLC	826,541	3,908,179
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,500	6,738,275
Marsh & McLennan Companies, Inc.	103,478	6,958,896
The Travelers Companies, Inc.	35,000	4,009,250
		58,152,662

TOTAL FINANCIALS		468,105,705

HEALTH CARE - 11.9%
Biotechnology - 2.9%
Acceleron Pharma, Inc. (a)	59,300	2,146,067
Aduro Biotech, Inc. (a)	14,752	183,367
Advaxis, Inc. (a)	215,588	2,304,636
Agios Pharmaceuticals, Inc. (a)	80,797	4,267,698
Amgen, Inc.	85,700	14,295,617
Biogen, Inc. (a)	24,902	7,795,073
Celgene Corp. (a)	38,800	4,055,764
Enanta Pharmaceuticals, Inc. (a)	74,626	1,985,798
Five Prime Therapeutics, Inc. (a)	10,259	538,495
Genmab A/S (a)	33,400	5,694,413
Gilead Sciences, Inc.	993,895	78,636,972
Intrexon Corp. (a)(c)	171,250	4,798,425
Macrogenics, Inc. (a)	123,100	3,681,921
NantKwest, Inc. (a)(c)	66,142	514,585
Neurocrine Biosciences, Inc. (a)	158,042	8,003,247
Opko Health, Inc. (a)(c)	262,277	2,777,513
OvaScience, Inc. (a)(c)	1,137,174	8,142,166
Regeneron Pharmaceuticals, Inc. (a)	52,400	21,065,848
TESARO, Inc. (a)	27,500	2,756,600
uniQure B.V. (a)	54,800	419,220
		174,063,425
Health Care Equipment & Supplies - 3.9%
Baxter International, Inc.	51,100	2,432,360
Becton, Dickinson & Co.	89,553	16,095,361
Boston Scientific Corp. (a)	1,952,400	46,467,120
C.R. Bard, Inc.	38,778	8,697,130
Danaher Corp.	427,320	33,497,615
Dentsply Sirona, Inc.	71,516	4,250,196
DexCom, Inc. (a)	180,163	15,793,089
Edwards Lifesciences Corp. (a)	269,802	32,527,329
Intuitive Surgical, Inc. (a)	32,200	23,339,526
Medtronic PLC	357,481	30,886,358
Nevro Corp. (a)	66,100	6,900,179
Penumbra, Inc. (a)	25,108	1,907,957
ResMed, Inc.	14,300	926,497
Stryker Corp.	52,310	6,089,407
Zimmer Biomet Holdings, Inc.	22,800	2,964,456
		232,774,580
Health Care Providers & Services - 2.7%
Aetna, Inc.	19,900	2,297,455
Henry Schein, Inc. (a)	406,897	66,316,073
Surgical Care Affiliates, Inc. (a)	4,053	197,624
UnitedHealth Group, Inc.	666,266	93,277,240
		162,088,392
Health Care Technology - 0.0%
Cerner Corp. (a)	8,900	549,575
Medidata Solutions, Inc. (a)	18,137	1,011,319
NantHealth, Inc.	800	10,520
		1,571,414
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	37,800	1,780,002
Eurofins Scientific SA	3,700	1,680,638
Mettler-Toledo International, Inc. (a)	72,238	30,327,680
PRA Health Sciences, Inc. (a)	10,800	610,308
Thermo Fisher Scientific, Inc.	171,519	27,281,812
Waters Corp. (a)	125,165	19,837,401
		81,517,841
Pharmaceuticals - 1.0%
Aralez Pharmaceuticals, Inc. (a)(c)	240,097	1,164,470
AstraZeneca PLC sponsored ADR	52,200	1,715,292
Bristol-Myers Squibb Co.	762,632	41,121,117
Dermira, Inc. (a)	29,700	1,004,454
H Lundbeck A/S (a)	15,800	517,536
Jiangsu Hengrui Medicine Co. Ltd.	90,801	600,086
Teva Pharmaceutical Industries Ltd. sponsored ADR	258,960	11,914,750
		58,037,705

TOTAL HEALTH CARE		710,053,357

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.	53,817	8,350,246
Northrop Grumman Corp.	62,520	13,376,154
Raytheon Co.	56,100	7,636,893
Rolls-Royce Group PLC	59,400	554,184
Saab AB (B Shares)	16,900	601,630
Space Exploration Technologies Corp. Class A (a)(d)	10,959	1,056,667
TransDigm Group, Inc. (a)	35,000	10,119,200
		41,694,974
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	50,545	3,561,401
FedEx Corp.	81,100	14,166,548
		17,727,949
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR	250,031	18,759,826
Southwest Airlines Co.	637,300	24,784,597
		43,544,423
Building Products - 0.7%
A.O. Smith Corp.	28,337	2,799,412
ASSA ABLOY AB (B Shares)	195,200	3,965,981
Fortune Brands Home & Security, Inc.	188,469	10,950,049
Masco Corp.	591,805	20,304,830
Toto Ltd.	124,700	4,714,544
		42,734,816
Commercial Services & Supplies - 0.1%
Cintas Corp.	33,500	3,772,100
Copart, Inc. (a)	9,800	524,888
		4,296,988
Electrical Equipment - 0.6%
Acuity Brands, Inc.	75,498	19,976,771
Fortive Corp.	271,160	13,802,044
Vestas Wind Systems A/S	31,500	2,592,563
		36,371,378
Industrial Conglomerates - 0.6%
3M Co.	146,177	25,760,773
General Electric Co.	275,284	8,153,912
Honeywell International, Inc.	17,757	2,070,289
		35,984,974
Machinery - 0.4%
Fanuc Corp.	1,400	236,482
Illinois Tool Works, Inc.	110,304	13,218,831
Ingersoll-Rand PLC	27,500	1,868,350
PACCAR, Inc.	86,459	5,082,060
Rational AG	2,700	1,352,738
Xylem, Inc.	49,100	2,575,295
		24,333,756
Professional Services - 0.7%
Equifax, Inc.	247,725	33,338,831
IHS Markit Ltd. (a)	78,074	2,931,679
RELX PLC	33,700	639,042
TransUnion Holding Co., Inc. (a)	173,376	5,981,472
Verisk Analytics, Inc. (a)	3,000	243,840
		43,134,864
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	20,400	3,112,829
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	6,776	193,658
HD Supply Holdings, Inc. (a)	342,142	10,941,701
		11,135,359

TOTAL INDUSTRIALS		304,072,310

INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)(c)	59,373	5,051,455
Cisco Systems, Inc.	113,600	3,603,392
Palo Alto Networks, Inc. (a)	3,600	573,588
		9,228,435
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	1,299,002	84,331,210
CDW Corp.	163,600	7,481,428
Fitbit, Inc. (a)(c)	19,243	285,566
Flextronics International Ltd. (a)	45,000	612,900
IPG Photonics Corp. (a)	79,107	6,514,461
Keyence Corp.	2,300	1,685,186
		100,910,751
Internet Software & Services - 16.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	63,432	6,710,471
Alphabet, Inc.:
Class A	189,361	152,257,606
Class C (a)	177,543	138,002,398
Apptio, Inc.	9,000	195,300
Cornerstone OnDemand, Inc. (a)	28,200	1,295,790
CoStar Group, Inc. (a)	2,500	541,325
eBay, Inc. (a)	232,500	7,649,250
Facebook, Inc. Class A (a)	4,901,194	628,676,157
LogMeIn, Inc. (a)	50,807	4,592,445
MercadoLibre, Inc.	12,100	2,238,137
NetEase, Inc. sponsored ADR	6,900	1,661,382
Nutanix, Inc.:
Class A (a)	26,000	962,000
Class B	171,960	5,726,268
Rightmove PLC	56,311	3,081,532
Shopify, Inc. Class A (a)	18,800	806,896
SurveyMonkey (a)(d)	458,038	4,809,399
Tencent Holdings Ltd.	575,700	16,005,632
The Trade Desk, Inc.	20,900	610,489
Twilio, Inc.:
Class A (c)	36,700	2,362,012
Class B	162,109	9,911,668
WebMD Health Corp. (a)	9,000	447,300
		988,543,457
IT Services - 5.1%
Accenture PLC Class A	137,757	16,829,773
ASAC II LP (a)(d)	1,788,160	300,411
Computer Sciences Corp.	36,300	1,895,223
Fiserv, Inc. (a)	83,658	8,321,461
FleetCor Technologies, Inc. (a)	10,600	1,841,538
Gartner, Inc. Class A (a)	1,183	104,636
Global Payments, Inc.	157,200	12,066,672
MasterCard, Inc. Class A	935,510	95,206,853
PayPal Holdings, Inc. (a)	1,166,700	47,799,699
Visa, Inc. Class A	1,441,060	119,175,662
		303,541,928
Semiconductors & Semiconductor Equipment - 3.2%
Acacia Communications, Inc. (c)	12,200	1,260,016
Applied Materials, Inc.	478,600	14,429,790
Broadcom Ltd.	438,700	75,684,524
Inphi Corp. (a)	11,600	504,716
KLA-Tencor Corp.	7,800	543,738
Lam Research Corp.	256,100	24,255,231
Maxim Integrated Products, Inc.	14,500	578,985
NVIDIA Corp.	145,300	9,955,956
Qualcomm, Inc.	498,800	34,167,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	677,757	20,732,587
Texas Instruments, Inc.	112,900	7,923,322
Xilinx, Inc.	3,700	201,058
		190,237,723
Software - 8.7%
Activision Blizzard, Inc.	1,629,573	72,190,084
Adobe Systems, Inc. (a)	713,069	77,396,509
Atlassian Corp. PLC	40,800	1,222,776
Autodesk, Inc. (a)	42,700	3,088,491
CDK Global, Inc.	45,006	2,581,544
Citrix Systems, Inc. (a)	118,700	10,115,614
Electronic Arts, Inc. (a)	520,900	44,484,860
Fair Isaac Corp.	4,500	560,655
Gigamon, Inc. (a)	9,825	538,410
Intuit, Inc.	76,791	8,447,778
LINE Corp. ADR	12,078	584,575
Microsoft Corp.	983,600	56,655,360
Paycom Software, Inc. (a)	21,570	1,081,304
Pegasystems, Inc.	9,700	286,053
RealPage, Inc. (a)	143,700	3,693,090
Red Hat, Inc. (a)	7,500	606,225
Salesforce.com, Inc. (a)	1,912,986	136,453,291
Symantec Corp.	239,490	6,011,199
Tyler Technologies, Inc. (a)	4,305	737,145
Ultimate Software Group, Inc. (a)	300,147	61,347,045
Workday, Inc. Class A (a)	325,035	29,802,459
		517,884,467
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	938,021	106,043,274
Hewlett Packard Enterprise Co.	129,600	2,948,400
Samsung Electronics Co. Ltd.	4,253	6,198,537
Xaar PLC	175,812	1,139,394
		116,329,605

TOTAL INFORMATION TECHNOLOGY		2,226,676,366

MATERIALS - 3.8%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	125,700	18,897,738
E.I. du Pont de Nemours & Co.	132,200	8,853,434
Ecolab, Inc.	4,900	596,428
Frutarom Industries Ltd.	10,300	542,438
Ingevity Corp. (a)	87,500	4,033,750
PPG Industries, Inc.	512,269	52,948,124
Sherwin-Williams Co.	139,614	38,625,609
The Dow Chemical Co.	118,800	6,157,404
Westlake Chemical Corp.	9,900	529,650
		131,184,575
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	52,277	9,363,333
Vulcan Materials Co.	37,205	4,231,325
		13,594,658
Containers & Packaging - 0.2%
Ball Corp.	122,300	10,022,485
Metals & Mining - 1.2%
B2Gold Corp. (a)	1,135,802	2,978,131
Barrick Gold Corp.	49,500	876,470
Detour Gold Corp. (a)	136,400	2,967,229
Fortescue Metals Group Ltd.	318,997	1,220,985
Franco-Nevada Corp.	324,000	22,636,411
Ivanhoe Mines Ltd. (a)	1,495,500	2,598,986
Kirkland Lake Gold, Inc. (a)	1,001,900	7,598,540
Newcrest Mining Ltd. (a)	787,993	13,301,437
Novagold Resources, Inc. (a)	500,355	2,795,535
Premier Gold Mines Ltd. (a)	929,500	2,862,289
Primero Mining Corp. (a)	439,300	733,311
Randgold Resources Ltd. sponsored ADR	67,706	6,775,339
TMAC Resources, Inc. (a)	44,800	633,780
Torex Gold Resources, Inc. (a)	36,580	791,296
		68,769,739

TOTAL MATERIALS		223,571,457

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	70,800	8,023,764
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)	36,005	1,807,172

TOTAL REAL ESTATE		9,830,936

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	316,162	14,771,089
UTILITIES - 0.0%
Electric Utilities - 0.0%
DONG Energy A/S	55,419	2,299,405
TOTAL COMMON STOCKS
(Cost $3,679,177,843)		5,638,093,117

Preferred Stocks - 2.6%
Convertible Preferred Stocks - 2.6%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)	30,930	3,247,650
Series E (a)(d)	13,964	1,466,220
		4,713,870
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,349,024	2,455,224
TOTAL CONSUMER DISCRETIONARY		7,169,094
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (a)(d)	240,116	3,930,699
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)	2,372,991	7,617,301
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc. Series E (a)(d)	41,008	369,892
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	418,866	2,732,179
TOTAL HEALTH CARE		3,102,071
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	32,066	3,091,804
INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.0%
Dropbox, Inc. Series C (a)(d)	394,740	4,890,829
Pinterest, Inc.:
Series E, 8.00% (a)(d)	2,594,015	21,815,666
Series F, 8.00% (a)(d)	2,122,845	17,853,126
Series G, 8.00% (a)(d)	369,335	3,106,107
Uber Technologies, Inc. Series D, 8.00% (a)(d)	264,940	12,921,714
		60,587,442
Software - 0.9%
Cloudera, Inc. Series F (a)(d)	70,040	2,220,226
Cloudflare, Inc. Series D 8.00% (a)(d)	246,150	1,619,667
Delphix Corp. Series D (a)(d)	204,875	1,126,813
Magic Leap, Inc.:
Series B, 8.00% (a)(d)	1,675,597	43,341,997
Series C (d)	15,286	395,397
Snapchat, Inc. Series F (a)(d)	100,900	3,099,648
		51,803,748
TOTAL INFORMATION TECHNOLOGY		112,391,190
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc. Series E (a)(d)	324,048	16,264,698
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series D (a)(d)	146,461	676,650

TOTAL CONVERTIBLE PREFERRED STOCKS		154,243,507

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	57,800	632,332
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	13,200	1,098,475

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,730,807

TOTAL PREFERRED STOCKS
(Cost $94,782,386)		155,974,314
	Principal Amount	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (e)	1,341,563	1,345,869
INDUSTRIALS - 0.1%
Building Products - 0.1%
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (e)	1,381,050	1,388,535
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,709,000)		2,734,404
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.43% (f)	196,314,414	196,373,308
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	25,048,592	25,053,602
TOTAL MONEY MARKET FUNDS
(Cost $221,364,553)		221,426,910
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $3,998,033,782)		6,018,228,745
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(75,597,586)
NET ASSETS - 100%		$5,942,631,159

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,548 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,217,156 or 2.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series D	1/7/15	$1,800,006
ASAC II LP	10/10/13	$137,706
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Blue Apron, Inc. Series D	5/18/15	$3,200,002
Cloudera, Inc. Series F	2/5/14	$1,019,782
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Snapchat, Inc. Series F	2/12/16	$3,099,648
Space Exploration Technologies Corp. Class A	10/16/15	$975,351
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
SurveyMonkey	12/15/14	$7,534,725
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$356,174
Fidelity Securities Lending Cash Central Fund	1,721,765
Total	$2,077,939

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,166,953,166	$1,125,238,493	$34,545,579	$7,169,094
Consumer Staples	361,128,304	356,388,144	809,461	3,930,699
Energy	161,730,815	161,730,815	--	--
Financials	476,355,338	463,953,322	4,784,715	7,617,301
Health Care	714,253,903	710,551,746	600,086	3,102,071
Industrials	307,164,114	297,510,433	5,505,210	4,148,471
Information Technology	2,339,067,556	2,182,039,265	39,527,291	117,501,000
Materials	223,571,457	209,049,035	14,522,422	--
Real Estate	26,095,634	8,023,764	--	18,071,870
Telecommunication Services	15,447,739	14,771,089	--	676,650
Utilities	2,299,405	2,299,405	--	--
Bank Loan Obligations	2,734,404	--	2,734,404	--
Money Market Funds	221,426,910	221,426,910	--	--
Total Investments in Securities:	$6,018,228,745	$5,752,982,421	$103,029,168	$162,217,156

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Information Technology
Beginning Balance	$ 160,356,921
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(24,074,560)
Cost of Purchases	3,099,648
Proceeds of Sales	(21,881,009)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 117,501,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(23,256,447)
Other Investments in Securities
Beginning Balance	$ 53,499,864
Net Realized Gain (Loss) on Investment Securities	(1,498,010)
Net Unrealized Gain (Loss) on Investment Securities	(30,238)
Cost of Purchases	2,829,335
Proceeds of Sales	(10,084,795)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$ 44,716,156
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(1,601,709)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$162,217,156	Discounted cash flow	Growth rate	2.5% - 3.0% / 2.8%	Increase
			Discount rate	8.0%	Decrease
			Weighted average cost of capital (WACC)	10.7%	Decrease
			Discount for lack of marketability	20.0%	Decrease
		Market approach	Transaction price	$4.62 - $105.00 / $53.96	Increase
			Tender price	$96.42	Increase
			Liquidity preference	$2.94 - $6.75 / $4.95	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.6 - 8.4 / 2.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	16.8	Increase
			Discount rate	3.0% - 50.0% / 20.5%	Decrease
			Price/Earnings multiple (P/E)	5.0 - 10.7 / 9.3	Increase
			Discount for lack of marketability	15.0% - 25.0% / 19.0%	Decrease
			Premium rate	8.0% - 130.0% / 48.4%	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.4	Increase
		Recovery value	Recovery value	0.2%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $4,001,886,145. Net unrealized appreciation aggregated $2,016,342,600, of which $2,085,237,921 related to appreciated investment securities and $68,895,321 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016